SECURITIES EXCHANGE COMMISSION
                              Washington D.C 20549
                                   (Mark One)
                                    FORM 10-K
                          XX ANNUAL REPORT PURSUANT TO
                               SECTION 13 OR 15(d)
                           OF THE SECURITIES EXCHANGE
                                     ACT OF
                                      1934
                               For the fiscal year
                               ended July 31, 2004
                           TRANSITION REPORT PURSUANT
                             TO SECTION 13 OR 15(d)
                           OF THE SECURITIES EXCHANGE
                                   ACT OF 1934
                               For the transition
                            period from_____ to______
                          Commission file number 0-9923
                            IMPERIAL PETROLEUM, INC.
             (Exact name of registrant as specified in its charter)

          Nevada                                        95-3386019
(State or other jurisdiction                          (IRS Employer
of incorporation or organization)                   identification No.)


329 Main Street, Suite 801                                47708
Evansville, IN                                          (Zip Code)

                         Registrant's telephone number,
                       including area code (812) 867-1433
        Securities registered pursuant to Section 12(b) of the Act: None.
                Securities registered pursuant to Section 13(g) of the Act:
                    Common Stock. $0.006 par value per share


                                (Title of class)

Indicate by check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the Registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

Indicate by
check mark if disclosure of delinquent filers pursuant to Item 405 of the Regulation K is not contained herein, and will not be contained to the best of the Registrant's knowledge in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. __X___.

On July 3l, 2004, there were 39,873,103 shares of the Registrant's common stock issued and outstanding. The aggregate market value of the Registrant's voting stock held by non-affiliates is $6,585,926. See Item5. Market for Registrant's Common Stock and Related Stockholder Matters.


                    Documents Incorporated by Reference: NONE

                            IMPERIAL PETROLEUM, INC.
                                    FORM 10-K
                         FISCAL YEAR ENDED JULY 3l, 2004

                                TABLE OF CONTENTS
                                     PART I

                                                                    Page

Item 1.  Business                                                     1.
Item 2.  Properties                                                   1.
Item 3.  Legal Proceedings                                           13.
Item 4.  Submission of Matters to a Vote of Security Holders         13.

                                     PART II

Item 5.  Market for Registrant's Common Stock and Related
           Stockholder Matters                                       14.

Item 6.  Selected Financial Data                                     14.

Item 7.  Management's Discussion and Analysis of Financial Condition
           And Results of Operations                                 14.
Item 8.  Financial Statements and Supplementary Data
           Auditor's Report                              (F-1 thru F-22)

Item 9.  Changes In and Disagreements with Accountants on Accounting
           and Financial Disclosure                                  18.




                                    PART III

Item 10. Directors and Executive Officers of the Registrant           19.

Item 11. Executive Compensation                                       20.

Item 12. Security Ownership of Certain Beneficial Owners
           and Management                                             21.
..
Item 13. Certain Relationships and Related Transactions               21.


                                     PART IV

Item 14. Exhibits, Financial Statement Schedules, and Reports
           On Form 8-K                                                25.

           Signature                                                  26.






Cautionary Statement Regarding Forward Looking Statements

In the interest of providing the Company's stockholders and potential investors with certain information regarding the Company's future plans and operations, certain statements set forth in this Form 10-K relate to management's future plans and objectives. Such statements are "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended, and
Section 21E of the Securities Act of 1934, as amended. Although any forward looking statements contained in this Form 10-K or otherwise expressed on behalf of the Company are, to the knowledge and in the judgment of the officers and directors of the Company, expected to prove to come true and to come to pass, management is not able to predict the future with absolute certainty. Forward looking statements involve known and unknown risks and uncertainties which may cause the Company's actual performance and financial results in future periods to differ materially from any projection, estimate or forecasted result. These risks and uncertainties include, among other things, volatility of commodity prices, changes in interest rates and capital market conditions, competition, risks inherent in the Company's operations, the inexact nature of interpretation of seismic and other geological, geophysical, petro-physical and geo-chemical data, the imprecise nature of estimating reserves, events that deprive the Company of the services of its Chairman of the Board, Chief Executive Officer and largest shareholder, and such other risks and uncertainties as described from time to time in the Company's periodic reports and filings with the Securities and Exchange Commission. Accordingly stockholders and potential investors are cautioned that certain events or circumstances could cause actual results to differ materially from those projected, estimated or predicted. The Company does not intend to update forward-looking statements. You should refer to and carefully review the information in future documents we file with the Securities and Exchange Commission.

                                     PART I

Item 1. Business and Item 2. Properties

Definitions
As used in this Form 10-K

"Mcf" means thousand cubic feet, "MMcf' means million cubic feet and "Bcf"' means billion cubic feet "Mcfe" means thousand cubic feet equivalent, "Mmcfe" means million cubic feet equivalent and "Bcfe" means billion cubic feet equivalent. "Bbl" means barrel, "MBbls" means thousand barrels and "MMBbls" means million barrels. "BOE" means equivalent barrels of oil and "MBOE" means thousands equivalent barrels of oil. Unless otherwise indicated herein. natural gas volumes are stated at the legal pressure base of the state or area in which the reserves are located and at 60 degrees Fahrenheit. Natural gas equivalents are determined using the ratio of six Mcf of natural gas to one Bbl of crude oil

The term "gross" refers to the total leasehold acres or wells in which the Company has a working interest. The term "net" refers to gross leasehold acres or wells multiplied by the percentage working interest owned by the Company. "Net production" means production that is owned by the Company less royalties and production due others.

"Proved reserves" are estimated quantities of crude oil, natural gas and natural gas liquids, which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions "Proved developed reserves" are those reserves which are expected to be recovered through existing wells with existing equipment and operating methods. "Proved undeveloped reserves" are those reserves which are expected to be recovered from new wells on undrilled acreage or from existing wells where a relatively major expenditure is required for recompletion.

The term "oil" includes crude oil, condensate and natural gas liquids.

"Base Metals" refers to a family of metallic elements, including copper, lead and zinc.

"Grade" refers to the metal or mineral content of rock, ore or drill or other samples. With respect to precious metals, grade is generally expressed as troy ounces per ton of rock.

"Mineable" refers to that portion of a mineral deposit from which it is economically feasible to extract ore.

"Net Smelter Royalty" is a royalty based on the actual sale price received for the subject metal less the cost of smelting and/or refining the material at an offsite refinery or smelter along with off-site transportation costs.

"Patented Mining Claim" is a mining claim, usually comprising about 20 acres, to which the US Government has conveyed title to the owner.

"Unpatented Mining Claim" is a mining claim which has been staked or marked out in accordance with federal and state mining laws to acquire the exclusive rights to explore for and exploit the minerals which may occur on such lands. The title to the property has not been conveyed to the holder of an unpatented mining claim.

Unless the context requires otherwise, all references herein to the Company include Imperial Petroleum, Inc., and its consolidated subsidiaries. Ridgepointe Mining Company, a Delaware corporation ("Ridgepointe"), I.B. Energy, Inc., an Oklahoma corporation ("I.B. Energy"), Premier Operating Company, a Texas corporation ("Premier"), LaTex Resources International, a Delaware corporation ("LRI"), Phoenix Metals, Inc., a Texas corporation ("Phoenix") , and Powder River Basin Gas Corp ("Powder River"), a Colorado corporation. Premier and IB Energy, Inc. were sold effective July 31, 1996. LRI and Phoenix were acquired effective April 30, 1997. The operations of LRI ceased in 1997 with the expiration of its remaining foreign activities. Phoenix has conducted limited activities since 1997 as Imperial Environmental Company, although it has not officially changed its name. Eighty- percent control of SilaQuartz was acquired effective November 23, 1998 as an investment. The Company acquired 90% control of Oil City Petroleum, Inc. ("Oil City"), an Oklahoma corporation effective August 31, 1998 as an investment and sold its interest effective November 28, 2000. The Company owns approximately 36% of the common stock of Warrior Resources, Inc., ("Warrior") an Oklahoma corporation, and carries its ownership under the equity method.

The Company

Imperial Petroleum, Inc., a Nevada corporation ("the Company"), is a diversified energy, and mineral mining company headquartered in Evansville, Indiana. The Company has historically been engaged in the production and exploration of crude oil and natural gas in Oklahoma and Texas and had diversified its business activities to include mineral mining, with a particular emphasis on gold mining. The Company re-focused its efforts in the oil and natural gas business with the acquisitions of assets from Warrior Resources, Inc. and Hillside Oil & Gas LLC and is seeking to sell or develop through partnerships or joint ventures, its mining assets.

At July  31,2004,  the  Company  operated  127 oil and gas wells in  Texas,  New
Mexico, Louisiana and Mississippi and owned an interest in an additional approximately 280 wells operated by others. Net daily production from the Company's oil and gas properties was approximately 140 Bopd and 918 Mcfpd in July 2004. Currently net production is averaging approximately 180 Bopd and 1200 Mcfpd. Subsequent to year end, the Company assumed operations of the Coquille Bay field in Louisiana which includes an additional 17 oil and gas completions. The Company's estimated net proven oil and gas reserves as of July 31, 2004 were
789.8 MBO and 17,719.6 MMCFG. The Company is the operator of the Duke Gold Mine in Utah, although no significant operations occurred during the prior fiscal year.

Historical Background

The Company was incorporated on January 16, 1981 and is the surviving member of a merger between itself, Imperial Petroleum, Inc., a Utah corporation incorporated on June 4, 1979 (" Imperial-Utah"), and Calico Exploration Corp., a Utah corporation incorporated on September 27, 1979 ("Calico"). The Company was reorganized under a Reorganization Agreement and Plan and Article of Merger dated August 31, 1981 resulting in the Company being domiciled in Nevada.

On August 11, 1982, Petro Minerals Technology, Inc. ("Petro"), a 94% -owned subsidiary of Commercial Technology Inc. ("Comtec") acquired 58% of the Company's common stock. Petro assigned to the Company its interests in two producing oil and gas properties in consideration for 5,000,000 shares of previously authorized but unissued shares of common stock of the Company and for a $500,000 line of credit to develop these properties. Petro has since undergone a corporate reorganization and is now known as Petro Imperial Corporation. On August 1,1988 in an assumption of assets and liabilities agreement, 58% of the Company's common stock was acquired from Petro by Glauber Management Co., a 100% owned subsidiary of Glauber Valve Co., Inc.

Change of Control. Pursuant to an Agreement to Exchange Stock and Plan of Reorganization dated August 27, 1993 (the "Stock Exchange Agreement"), as amended by that certain First Amendment to Agreement to Exchange Stock and Plan of Reorganization dated as of August 27, 1993, (the "First Amendment"), between Imperial Petroleum, Inc. (the "Company"), Glauber Management Company, a Texas corporation, ("Glauber Management"), Glauber Valve Co Inc., a Nebraska corporation, ("Glauber Valve"), Jeffrey T. Wilson ("Wilson"), James G. Borem ("Borem") and those persons listed on Exhibit A attached to the Stock Exchange Agreement and First Amendment (the "Ridgepointe Stockholders"); the Ridgepointe Stockholders agreed to exchange (the "Ridgepointe Exchange Transaction") a total of 12,560,730 shares of the common stock of Ridgepointe Mining Company, a
Delaware corporation ("Ridgepointe"), representing 100% of the issued and outstanding common stock of Ridgepointe, for a total of 12,560,730 newly issued shares of the Company's common stock, representing 59.59% of the Company's resulting issued and outstanding common stock. Under the terms of the Stock Exchange Agreement, (i) Wilson exchanged 5,200,000 shares of Ridgepointe common stock for 5,200,000 shares of the Company's common stock representing 24.67% of the Company's issued and outstanding common stock, (ii) Borem exchanged 1,500,000 shares of Ridgepointe common stock for 1,500,000 shares of the
Company's common stock representing 7.12% of the Company's issued and outstanding common stock, and (iii) the remaining Ridgepointe Stockholders in the aggregate exchanged 5,860,730 shares of Ridgepointe common stock for 5,860,730 of the Company's issued and outstanding common stock, representing, in the aggregate, 27.81% of the Company's issued and outstanding common stock. The one for-one ratio of the number of shares of the Company's common stock exchanged for each share of Ridgepointe common stock was determined through arms length negotiations between the Company, Wilson and Borem.

The Ridgepointe Exchange Transaction was closed on August 27, 1993. As a result, Ridgepointe is now a wholly, owned subsidiary of the Company. At the time of acquisition, Ridgepointe was engaged in the development of a copper ore mining operation in Yavapai County, Arizona and, through its wholly owned subsidiary, I.B. Energy, Inc., an Oklahoma corporation ("I.B Energy"), in the exploration for and production of oil and gas in the Mid-continent and Gulf Coast regions of the United States.

In connection with the closing of the Ridgepointe Exchange Transaction, each member of the Board of Directors of the Company resigned and Wilson, Borem and Dewitt C. Shreve ("Shreve") were elected Directors of the Company. In addition, each officer of the Company resigned and the Company's new Board of Directors elected Wilson as Chairman of the Board, President and Chief Executive Officer, Borem as Vice President and Cynthia A. Helms as Secretary of the Company. Ms. Helms subsequently resigned and Kathryn H. Shepherd was elected Secretary. Mr. Borem, Mr. Shreve and Ms. Shepherd subsequently resigned and Mr. Malcolm W.
Henley and Mrs. Stacey D. Smethers were elected to the Board. The Board of Directors further authorized the move of the Company's principal executive offices from Dallas, Texas to its current offices in Evansville, Indiana.

As a condition to closing the Ridgepointe Exchange Transaction, the Company received and canceled 7,232,500 shares of the Company's common stock from the Company's former partner, Glauber Management, and 100,000 shares of the common stock of Tech-Electro Technologies, Inc from an affiliate of Glauber Management and Glauber Valve. In addition, pursuant to the terms of the First Amendment, Glauber Management or Glauber Valve, or their affiliates, were to transfer to the Company 75,000 shares of common stock of Wexford Technology, Inc. (formerly Chelsea Street Financial Holding Corp.) no later than October 31, 1993, such transfer subsequently occurred.

On August 15, 2001, Mr. Malcolm W. Henley and Mrs. Stacey D. Smethers resigned their positions as directors of the Company to pursue other interests. Their vacancies have been filled with Mrs. Annalee C. Wilson and Mr. Aaron M. Wilson, both family members of the Company's President and Chairman, until new directors are elected at the next shareholder's meeting.

On October 31, 2001, Imperial and Rx Power, a California corporation signed a non-binding letter of intent wherein the two companies would form a Special Purpose Vehicle ("SPV") for the purpose of obtaining financing for the installation of Rx Power's proprietary electric generator units. Imperial was to contribute stock, cash or financing up to the amount of $2,000,000 in five phases for a 45% interest in the cash flow from the SPV and Rx Power was to contribute its existing contracts and future marketing efforts to the SPV for a 45% interest in the SPV. The project was to be managed by a third party, subject to certain limitations imposed by both companies. The parties signed a definitive agreement in February 2002 for the consummation of the transaction. The electricity generator units being developed by Rx Power offer cost savings to customers up to 25% from their present electricity source based upon the use of proprietary electronic components and technological advances in the generation of electricity using natural gas. The primary target market for these units, initially, is California. Rx Power is still completing the testing and development of its initial commercial unit. As a result no activity occurred in the SPV during this fiscal year. As a result of the continued inability of Rx Power to provide a suitable unit for demonstration, the Company does not expect the venture to proceed.

The Company entered into and closed the acquisition of 29,484,572 shares of the common stock of Warrior Resources, Inc. (formerly Comanche Energy, Inc.), representing approximately 30.8% of the issued and outstanding shares of Warrior on February 13, 2002 in connection with an Exchange Agreement (See "Exchange Agreement" included herein) between the Company and the management of Warrior, Messers. Luther Henderson and John Bailey. In connection with the Exchange Agreement, the Company issued 2,266,457 shares of its restricted common stock to Mr. Henderson, representing 12.9 % of the issued and outstanding shares of Registrant in exchange for 22,664,572 shares of the common stock of Warrior and 682,000 shares of its restricted common stock to Mr. John Bailey, representing
3.9 % of the issued  and  outstanding  shares of the  Company  in  exchange  for

6,820,000 shares of the common stock of Warrior. Mr. Bailey and Mr. Henderson resigned as officers and directors of Warrior and Mr. Jeffrey Wilson, president of the Company, was appointed president and sole director of Warrior. Simultaneously with the closing of the Exchange Agreement with Messrs. Henderson and Bailey and the change of control of Warrior, the Company entered into an Agreement and Plan of Merger, subject to certain conditions, to offer to acquire the remaining issued and outstanding capital stock of Warrior through a subsequent offering to be registered with the Securities & Exchange Commission. The terms of the proposed exchange of shares with the remaining shareholders of Warrior was on the basis of one share of Imperial common stock in exchange for ten shares of Warrior common stock. Completion of the Agreement and Plan of Merger was subject to a number of conditions, including the completion of audited financials for Warrior, approval of the Warrior stockholders, the filing and effectiveness of a registration statement by Registrant for the shares to be offered, the satisfactory completion of due diligence and other customary closing conditions. Due to breaches of the agreements by the former management of Warrior, the Company terminated the proposed merger in August 2002. As a result of the termination of the merger agreement, the Company had the right to receive $200,000 or an equivalent value in shares of Warrior valued at $0.02 per share.

On July 15, 2003, the Company and Warrior signed an Agreement wherein the Company would acquire the assets and certain liabilities of Warrior and its subsidiaries in exchange for payment or assumption of the Warrior senior bank debt in the approximate amount of $3.65 million; (2) extinguishment of the note payable from Warrior to the Company in the amount of $1.7 million; (3) assumption of certain trade vendor liabilities in the approximate amount of $0.58 million and the issuance to Warrior of 2 million shares of the Company's common stock. Closing of the transaction was subject to, among other things, approval of Warrior's shareholders, which was received on August 29,2003. The Company closed the Warrior asset acquisition in January 2004. (See Form 8-K filed January 29,2004).

In April 2003, the Company agreed to acquire certain oil and natural gas interests owned by Renovared Resources, Inc. ("Renovared") located in Kentucky for $30,000. The properties comprise interests in approximately 44 wells and a pipeline and gathering system located in the New Albany Shale Gas play. The Company completed the Renovared acquisition in December 2004.

In May 2003, the Company acquired approximately 54% control of the stock of Powder River Basin Gas Corp in an Exchange Agreement with the former management and control shareholders of Powder River. (See Form 8-K dated May 2003). The Company issued a total of 2.65 million shares of its restricted common stock and a note payable in the amount of $200,000 in the transaction. As a result of the Exchange Transaction, Powder River became a consolidated subsidiary of the Company. Powder River owns some 7,000 net acres of leases in the Powder River Basin coalbed methane gas play in Wyoming. In October 2003 the Company entered into a letter of understanding and a subsequent stock sale agreement to sell 23,885,000 shares of the common stock of Powder River Basin Gas Corp of the 25,385,000 shares it presently owns. Under the terms of the sale, the Company received $175,000 in cash (less broker's fees of 10%); a secured note in the amount of $47,884.47; and a 12.5% carried working interest in the development of the leases owned by Powder River. The purchaser is required to purchase the convertible notes of Powder River in the approximate amount of $315,000 and to commit a minimum of $750,000 to the development of the leases owned by Powder River. The Powder River sale was closed December 17, 2003. (See Form 8-K filed December 29, 2003 and amended Form 8-K filed February 23, 2004 with financial information).

On July 7, 2003 the Company agreed to acquire the assets of Hillside Oil & Gas LLC. The transaction was closed on January 16, 2004. Under the terms of the agreement and amendments thereto, the Company acquired the oil and gas properties of Hillside for (1) the payment of its senior debt of approximately $4.6 million; (2) the assumption of an equipment note payable of $0.3 million;

(3) the payment of certain obligations of Hillside at closing of $168,000; (4) the assumption of approximately $348,000 in accounts payable of Hillside and (5) issuance of a note payable to Hillside in the amount of $324,000 and secured by 1 million shares of the Company's common stock. Hillside operated some 113 wells in Texas, New Mexico and Louisiana and as a result of the transaction, operations were assumed by the Company. (See Form 8-K filed January 29, 2004).

In October 2003 the Company sold 2,000,000 shares of restricted common stock to RAB Special Situations LP for $200,000 and a common stock purchase warrant in the amount of 2,000,000 shares exercisable at $0.12 per share. Demand rights were granted in connection with the issuance. The term of the warrant was one year. The warrant was subsequently exercised in October 2004. The proceeds of the sale were used to fund the ongoing expense of the acquisition effort of the Company and for working capital purposes.

In October 2003 the Company retired the note payable of $200,000 which had resulted from the acquisition of Powder River Basin Gas Corp with the issuance of 2,000,000 shares of restricted common stock and a common stock purchase warrant in the amount of 2,000,000 shares at an exercise price of $0.14 per share. Demand rights were granted with the issuance. The term of the warrant was one year and expired without being exercised.

On January 16, 2004 the Company completed the above-mentioned acquisitions of the assets of Hillside and Warrior for a total consideration of approximately $12.6 million including broker and financing fees. As a result of the closing, the Company incurred long term debt in the amount of approximately $11.0 million, including approximately $0.25 million in working capital and $0.6 million in capital available for workovers. The total debt facility is an $18.0 million revolving loan and is based upon a periodic evaluation of the Company's reserves by the lender. (See Form 8-K dated January 29, 2004.) (Refer to Capital Resources and Liquidity below for more details about the terms of the debt financing.)

The Company completed the acquisition of a 16% non-operated working interest in the Coquille Bay Field of south Louisiana in May 2004 from Royal-T oil Company for $800,000 which was funded out of additional borrowings from the Company's revolving line of credit. The properties are located in Plaquemines Parish, Louisiana. Subsequent to year end July 31, 2004, the Company acquired the remaining interests owned by Royal-T and became the operator of the project. The Company's interest in the project increased to a 22% working interest. Natural gas production from the project began on one well in February 2005. Coquille Bay is presently producing approximately 70 Bopd and 800 Mcfpd from 6 completions. The Company is finalizing the tie-in of an additional 5 completions and expects production to average approximately 200 Bopd and 2,000 Mcfpd. Additional workover operations will be conducted after the field production is stabilized.

The Company signed a definitive agreement to acquire a 50% working interest position in certain wells and leases owned by Arkana Operating Company located in the Arkoma Basin of Oklahoma and Arkansas for $917,000. After conducting its due diligence, the Company terminated the transaction due to title deficiencies.

The Company completed the purchase of the rights to 31 wells and associated leases in Guadalupe county, Texas for the development of proved behind pipe reserves of approximately 300,000 bbls. from Caltex Operating Company and Apache Energy in June 2004. The proposed formation is the Pecan Gap a t 1900 feet and has been logged and cored in most of the wells on the leases. The Company issued a total of 1.375 million shares of its restricted common stock in connection with the acquisition and closing fees. The Company has not completed any workovers on the wells to date.

Subsequent Events

In August 2004 the Company entered into a farmout agreement with EB Germany & Sons to farmout certain rights in Section 6 of the Bovina Field in Mississippi. The agreement expired on its own terms with no activity by Germany.

On October 14, 2004 the Company signed a Merger Agreement with United Heritage Corporation wherein the Company would merge with and become a wholly-owned subsidiary of United Heritage on the basis of 1 share of UHCP common stock for each 3 shares of IPTM common stock. The Company and United Heritage have extended the original time to complete the merger and the management of each Company is seeking to complete the necessary SEC filings and Proxy Solicitations to consummate the merger as soon as possible.

In November 2004, the Company completed the change of control of Warrior Resources, Inc. to Universal Wireline Equipment LLC, a company based in Tulsa, OK. The Company retained 5 million shares of its previously owned Warrior common stock in connection with the change of control and received 720,000 shares of Imperial common stock which was previously held by Warrior. With the change of control, the Company sold certain rights to its Duke Gold Mine and received an additional 5 million shares of Warrior common stock and retained a 5% net smelter royalty in any proceeds from mining and processing of the Duke Mine claims in the future. Subsequent to closing, Warrior advised the Company that it would be unable to fulfill the obligations relating to the Duke Mine acquisition and the Company received a re-assignment of the mining claims and retained the shares of Warrior stock as liquidated damages.

Business Strategy

The Company's management has focused its efforts entirely on the acquisition and exploitation of oil and gas assets. With over 30 years experience in evaluating, acquiring and exploiting oil and gas reserves, the Company's senior management believes that quality acquisition and exploitation opportunities continue to exist today. The Company has begun acquiring a significant leasehold position in and around its pipeline and gathering system in the New Albany shale play in Kentucky to begin a development program in that area to further its belief that natural gas prices and reserves will continue to remain in high demand.

Reserves

Oil and Natural Gas

The following table is a summary, as of July 31, 2004, of the proved reserves of oil and natural gas net to the Company's interest based upon estimates prepared by the Company. These estimates are based on assumptions the Company believes are reasonable regarding production costs, future production rates and declines. These estimates are based upon constant prices and costs as of July 31, 2004. There are numerous uncertainties inherent in the preparation of estimates of reserves, including many factors beyond the Company's control. The accuracy of any such estimates is a function of the quality of available data and of engineering and geological interpretation and judgment. It can be expected as the Company conducts additional evaluation, drilling and testing with respect to its properties that these estimates will be adjusted and could be revised. No estimates have been filed with or included in reports to any Federal Authority or agency other than the Securities and Exchange Commission ("SEC"). The Company has no reserves outside the United States.

                               As of July 31, 2004
                    Oil       Natural Gas     Future Net        Present Value
Category           (MBO)        (MMCF)      Revenue (M$)   Discounted @ 10% (M$)

Producing          450.6         2,549       26,492.5              15,818.1
Non-Producing      286.7         3,596       24,192.4              12,549.9
Undeveloped         52.5        11,575       42,824.9              17,173.6
Total Proved       789.8        17,720       71,729.8              45,541.6


Acreage - The following table shows the developed and undeveloped leasehold acreage held by the Company as of July 31, 2004:

                           Developed Acreage                Undeveloped Acreage

                    (1) Gross      (2) Net                (1) Gross      (2) Net
                    ---------      -------                ---------      -------

Texas               8,893           8,762                    0               0
New Mexico            800             600                    0               0
Louisiana             720             370                    0               0
Mississippi           960             912                    0               0
Various            82,984             996                    0               0
    Total          94,357         11,640                     0               0


Productive Wells - The following table summarizes the productive oil and gas wells in which the Company had an interest at July 31, 2004:

                         Oil Wells         Gas Wells               Total
                         ---------        -----------             -------
                     (1)Gross  (2)Net    (1)Gross  (2)Net    (1)Gross   (2)Net
Texas                    60        8         19       18          79       76
New Mexico               23       23          0        0          23       23
Louisiana                21       21         18        3.7        39       24.7
Mississippi               0        0          3        2.85        3        2.85
Other                   110        0.55     170        0.85      280        1.40
                        ---      ------     ---       -----      ---      ------
Total                   214      102.55     210       25.4       424      127.95


(1) A "gross acre" or a "gross well" is an acre or well in which a working interest is owned by the Company and the number of gross acres or gross wells is the total number of acres or wells in which a working interest is owned by the Company.

(2) A "net acre" or a "net well" exists when the sum of the Company's fractional ownership interests in gross acres or gross wells equals one. The number of net acres or net wells is the sum of the fractional interests owned in gross acres or gross wells, and does not include any royalty, overriding royalty or reversionary interests.


Production, Price and Cost Data - The following table summarizes certain information relating to the production, price and cost data for the Company for the fiscal years ended, July 31, 2004, 2003, 2002.


                                                    Year Ended July 31
                                                    ------------------
                                          2004               2003          2002
                                          ----               ----          ----
Oil:
  Production (Bbls)                      22,540                74            0
  Revenue                             $ 896,167             1,901            0
  Average barrels per day                    62                 0            0
  Average sales price per barrel      $   39.76             25.69            0

Natural Gas:
  Production (Mcf)                      202,316             2,158            0
  Revenue                            $1,035,426            10,766            0
  Average Mcf per day                       554                 6            0
  Average sales price per Mcf        $     5.11              4.99            0

Production costs(1)                 $   791,741            38,367            0
Equivalent (Bbls)                        56,259               433            0
Production costs per                $     14.07             88.61            0
  equivalent bbl

Total oil and gas revenues         $  1,931,593            12,667            0

(1) Includes expense workovers
(2) Gas production is converted to barrel equivalents at the rate of six Mcf per barrel representing the estimated relative energy content of natural gas to oil.


Mining

The availability of a market for the Company's mineral and metal production will be influenced by the proximity of the Company's operations to refiners and smelting plants. In general the Company will sell its mined product to local refineries and smelters. The price received for such products will be dependent upon the Company's ability to provide primary separation to ensure fineness or quality. The price of gold has been relatively stable in recent years reflecting a period of relatively low inflation. Copper prices have generally been more volatile, in part due to increased demand of developing economies for electrical wire and other copper related products.

Changes in the price of gold and copper will significantly affect the Company's future cash flows and the value of its mineral properties. The Company is unable to predict whether prices for these commodities will increase, decrease or remain constant in future periods.

Reserves

Mining

The following table sets forth estimates as of July 31, 2004 of the mineral reserves net to the Company's interest in each of the Company's claim groups as prepared by independent engineers and geologists and by the Company. These estimates are based upon extensive sampling and testing on the Company's properties and are based on assumptions the Company believes are reasonable regarding production costs, metallurgical recoveries and mineral prices. There are numerous uncertainties inherent in the preparation of estimates of reserves, including many factors beyond the Company's control. The accuracy of any such estimates is a function of the quality of available data and of engineering and geological interpretation and judgment. It can be expected as the Company conducts additional evaluation, drilling and testing with respect to its properties that these estimates will be adjusted and that plans for mining could be revised.

Based on its analysis of the mineral deposits detailed in the table below, it is the Company's present determination that these properties can be mined on an economic basis by the Company and that these estimates constitute reserves as that term is typically used in the mining industry. Although permitting required to initiate mining operations in the United States has become extremely complex and cannot be considered a certainty, the company believes that, in the normal course of property development, it should be able to obtain the necessary permits to commence or expand mining operations on these properties.

The estimates provided in the table below utilize in place grades and do not reflect losses that will be incurred in the recovery process. The mineral grades utilized in the preparation of reserves for each property are generally based upon results of sampling and testing programs conducted on each property and analyzed by qualified assayers or engineers.


                As of July 31, 2004 Net Mineable Reserves
Claim Group     Location      Acres     Gold Grade       Gold        Copper

UFO Mine (l)    Arizona        400         0               0        600,000

Duke Mine       Utah         1,920        0.10        4,883,750

Total                        2,320        0.10        4,883,750     600,000

Gold Grade (oz/ton) ;Gold(oz); Copper(lbs)

(1) Copper reserves are based upon 400 million pounds at an average grade of 3% and adjusted for the Company's interest in the Joint Venture.

Oil and Natural Gas Development:

Major Properties

Bovina Field: The Bovina field covers some 1,600 acres of leasehold in Warren County, Mississippi. The Company operates one producing well flowing at a rate of 0.4 MMCFPD from the Cotton Valley formation at a depth of approximately 16,000 ft. The Bovine Unit 7-2#1 well is currently being worked over to install a pumping unit. The Company expects the well to produce at 100 Bopd and 200 Mcfpd. The Bovina Unit 7-2#2 is shut in capable of producing 20 Bopd and 200 Bwpd from the Rodessa sand, however, it will require a pumping unit and saltwater disposal facilities to produce economically. The Bovina field has upside potential through uphole recompletions into the Hosston and other shallower formations and in the drilling of undeveloped locations. The Cauthen well is being worked over to isolate the Cotton Valley "D" sand, additionally perforate the "B" zone and perform a small acid stimulation job. The Company expects a rate of about 250 mcfpd. The well has a tendency to plug off with salt from time to time and requires cleanout. Several additional zones are available uphole.

Bethany/Carthage Fields: The Bethany and Carthage fields produce from the Hosston, Travis Peak and Pettit formations at depths ranging from 11,000 feet to 7,000 feet. The Company operates 5 producing wells and three wells awaiting the installation of gas metering facilities by the pipeline companies before production will commence. Current production is approximately 0.5 Mcfpd. These wells have additional behind pipe reserves as well as proven undeveloped locations to reduce the current spacing pattern within this area. Recently the Company completed a farmout of the Moss Unit acreage and three new Cotton Valley wells have been drilled and completed, each producing approximately 1 MMcfpd. The Company is planning a workover of the Stroud #1 which is estimated to produce at rates of 150 Mcfpd and 10 Bopd. The Company is currently setting pumping equipment on the Mittie Horton which is estimated to produce at a rate of 10 Bopd and 100 Mcfpd. The well has a shut-in pressure of 1,800#. The Ned Dean is flowing back after a remedial workover at approximately 105 Mcfpd and 40 Bwpd with 1,300 # ftp on a 7/64ths choke, but continuously loads up and will require further workover expenditures to clean out the wellbore and isolate the water zone. The Company will be installing a separator on the Burnett #1 ahead of a frac job that is planned and expects pre-frac production of 100 Mcfpd. Most of the wells have additional behind pipe zones available for future recompletions. In addition with the recent activity in the area and given the Company's significant acreage position, several additional locations have been included as proved undeveloped locations, although the Company believes that a significantly greater number of drilling locations are available than included in the reserve reports as the spacing of the Cotton Valley fields in this area is further reduced to 40 acres.

New Mexico: The Company acquired approximately 20 shallow wells producing in the Atoka-Glorietta-Yeso Pool in Chaves County, New Mexico at depths of approximately 3,500 feet. Most of the wells have experienced sand fill and had either rod parts or tubing leaks due to neglect. The Company has returned these wells to production and is producing approximately 90 Bopd and 430 Mcfpd. The Company is evaluating the area for infill drilling to further reduce well spacing.

Howard Glascock Field:

Most of the Texas production acquired from Hillside Oil & Gas is from the Howard Glascock field in the vicinity of Midland, Texas. The properties with the greatest upside potential are the Dora Roberts Lease which had previously begun water flood operations that were discontinued during a period of low oil prices. The Company is actively returning the wells in this field to production. Most of the wells produce at depths of 3,000 feet or less from the San Andres and Glorietta formations.

Kentucky Properties: The Kentucky properties are located in two fields in western Kentucky, the Shrewsbury field, in Grayson county and the Claymour Field, in Todd county. Both properties required new leases be obtained, and that effort has been underway by the Company. Subsequent to year end July 31, 2004, the Company has acquired a total of approximately 3,500 acres in the Claymour area.. In the Shrewsbury field 15 wells have been drilled and cased through the New Albany Shale Gas Zone at 1,500 feet but were not completed due to the bankruptcy of Rexplore, which owned the wells at the time. After emerging from bankruptcy the new manager of the properties elected not to complete the development, due to lack of available funds, and as a result the leases lapsed. The Company is attempting to negotiate a new lease agreement. The New Albany Shale wells will be capable of producing approximately 35 Mcfpd and where the wellbore also penetrated the more prolific Salem Warsaw gas zone (6 wells) the wells are expected to conservatively produce at a combined rate of 75 Mcfpd, although significantly higher rates may be achieved. Pipeline access is available within 1 mile of the lease.

The Claymour field has approximately 29 wells tied into the 15 mile pipeline and gathering system that was purchased with the properties. The leases had lapsed and the Company has obtained approximately 3,500 acres of new leases. The primary producing zone is the New Albany Shale zone at 1,600 feet. The Company plans rework the existing vertical wells for production and to drill new horizontal wells to determine the benefit that may be gained in production rates by horizontal drilling. We believe that significant economic benefit can be obtained by horizontal drilling in the New Albany Shale in this area.

Principal Exploration and Development Projects: Mining Ventures:

United States

UFO Mine - Until the formation of the Joint Venture, subsequent to year end 1998, the Company operated the UFO Mine and Rumico Millsite located in Yavapai County, Arizona comprising some 400 acres of unpatented mining claims. The principal resource discovered to date is copper. Strip mining operations were initiated under a small miner's exemption July 1992 to verify the quality of the ore body and evaluate the economics of the mine. A limited core-drilling program was completed in March 1993 and a pilot operation was conducted using the millsite facilities to determine actual recoveries of copper As a result the Company has estimated the property's copper reserves at 12,000, 000 lbs. based upon an average grade of 3%. Working capital limitations had limited the

Company's development of the mining property, in favor of other projects. And as a result, the Company entered into a Mining Joint Venture in November 1997. The property, was subject to an acquisition note with the former owners requiring the payment of $1,000,000. The note had been extended several times by the holder and the mining claims served as collateral for the note. The Company negotiated a Mining Joint Venture with Mr. Zane Pasma in November 1997 that retired the note payable and secured the return of 1,000,000 shares of the Company's common stock (pre-split) for the assignment of the Company's interest in the Lone Star claims and a contribution of the Company's interest in the Congress Mill Site facility. The Company retained a 5% carried interest in the Mining Joint Venture through the initial $6.0 million spent by the Joint Venture to develop the property. Mr. Pasma manages the Mining Joint Venture and began initial operations in 1998. The results of initial recovery tests for platinum group metals were disappointing and the Joint Venture Manager suspended operations to seek an industry partner or other financing for the development of the copper and gold reserves known to exist on the claims. The Company does not expect any activity during the current fiscal year.

Duke Mine - The focus of the Company's activity related to the Duke Mine during fiscal 2004 has been to seek a partner to finance or joint venture the operations on the Duke Mine located in San Juan County, Utah. The property comprises some 2,240 acres of unpatented mining claims in the Dry Valley Gold Claim area. Access to the property is excellent via blacktop roads adjacent to the claims. The property is located some 20 miles south of Moab, Utah. The primary mineralization at the Duke Mine occurs as microscopic gold located in very fine grain placer material. Sieve analysis of the sand indicates that about 71 % of the material are larger than 200 mesh. Recovery tests have been conducted on a grid sampling pattern throughout the claim area utilizing the Cosmos Concentrator and indicate an average recovery of 0.10 ounces/ton of free gold. Because of the nature of the placer material and in particular its size, mining and process recovery operations will be significantly simplified, thereby reducing costs. The Company has, subsequent to its initial reserve report, conducted additional recovery tests utilizing other equipment in addition to the Cosmos Concentrator with similar results. Water is readily available, however, drilling is required.

The Company began production at the Duke Mine during the first quarter of fiscal 1998 on a pilot operation. A portable Cosmos Concentrator was purchased and was moved on site. The facility should be capable of processing about 100 tons of placer material per day, however initial operations were conducted at rates of 20 tons per day. The Company spent approximately $185,000 to begin operations at this level and operated under a small miner's permit exemption. Pilot plant results were encouraging despite mechanical start-up problems. Upon completion of its pilot tests, the Company suspended any further operations until construction of a full-scale modular facility can be completed. Subject to capital availability, permitting and construction schedules, the cost to construct a full scale facility is approximately $8.0 million to achieve a capacity of 10,000 tons per day. The present claims owned by the Company contain approximately 48,837,500 tons of placer material. Presently there are 5 other companies active in the development of claims in the vicinity of the Duke Mine. The Company entered into discussions with a mining company to provide the capital and manage the development of the mine and completed an agreement in connection with the change of control of Warrior Resources, Inc. in which the Company would retain a 5% net smelter royalty and relinquish operations of the Duke Mine. No assurances can be given that the mining partner will perform at this time. In the event that development of the Duke Mine is not undertaken timely, the Company has the right to resume control of the claims and mine.

Competition

There are many companies and individuals engaged in the oil and gas business. Some are very large and well established with substantial capabilities and long earnings records. The Company is at a competitive disadvantage with some other firms and individuals in acquiring and disposing of oil and gas properties, since they have greater financial resources and larger technical staffs than the Company. In addition, in recent years a number of new small companies have been formed which have objectives similar to those of the Company and which present substantial competition to the Company.

A number of factors, beyond the Company's control and the effect of which cannot be accurately predicted, affect the production and marketing of oil and gas and the profitability of the Company. These factors include crude oil imports, actions by foreign oil producing nations, the availability of adequate pipeline and other transportation facilities, the marketing of competitive fuels and other matters affecting the availability of ready market, such as fluctuating supply and demand.

The Company currently sells a substantial portion of its oil and gas production on "spot" market or short term contracts. During the year ended July 31, 2004, the Company sold approximately 17.1%, 18.1% and 12.5% of its oil and gas to Plains Marketing, Duke Energy and Navajo Refining, respectively. The Company does not believe that the loss of either of these purchasers would significantly impair its operation.

The acquisition of mining claims prospective for precious metals or other minerals or oil and natural gas leases is subject to intense competition from a large number of companies and individuals. The ability of the Company to acquire additional leases or additional mining claims could be curtailed severely as a result of this competition.

The principal methods of competition in the industry for the acquisition of mineral leases is the payment of bonus payments at the time of acquisition of leases, delay rentals, advance royalties, the use of differential royalty rates, the amount of annual rental payments and stipulations requiring exploration and production commitments by the lessee. Companies with far greater financial resources, existing staff and labor forces, equipment for exploration and mining, and vast experience will be in a better position than the Company to compete for such leases.

Government Contracts

No portion of the Company's business is subject to re-negotiation of profits or termination of contracts or subcontracts at the election of the Government.

Regulation

Federal, state and local authorities extensively regulate the oil and natural gas and mining industry. Legislation affecting these industries is under constant review for amendment or expansion. Numerous departments and agencies, both federal and state, have issued rules and regulations binding on the oil and natural gas and mining industry and their individual members some of which carry substantial penalties for the failure to comply. The regulatory burden on these industries increases their cost of doing business and consequently, affects their profitability. Inasmuch as such laws and regulations are frequently amended or reinterpreted, the Company is unable to predict the future cost or impact of complying with such regulations.

The Company's operations are subject to extensive federal, state and local laws and regulations relating to the generation, storage, handling, emission, transportation and discharge of materials into the environment. Permits are required for various of the Company operations, and these permits are subject to revocation, modification and renewal by issuing authorities. Governmental authorities have the power to enforce compliance with their regulations and violations are subject to fines, injunctions or both. It is possible that increasingly strict requirements will be imposed by environmental laws and enforcement policies hereunder. The Company is also subject to laws and regulations concerning occupational safety and health. It is not anticipated that the Company will be required in the near future to expend amounts that are material in the aggregate to the Company's overall operations by reason of environmental or occupational safety and health laws and regulations but inasmuch as such laws and regulations are frequently changed, the Company is unable to predict the ultimate cost of compliance.

Title to Properties

Oil & Natural Gas. In general, limited or only old title opinions exist on the leases, however, title surveys have been conducted by landmen and title lawyers in the normal course of the Company's acquisition and financing efforts. The Company has reviewed the validity and recording of the leases at the county courthouses in which the properties are located and believes that it holds valid title to its properties.

Mining. The Company does not have title opinions on its mining claims or leases and, therefore, has not identified potential adverse claimants nor has it quantified the risk that any adverse claims may successfully contest all or a portion of its title to the claims. Furthermore, the validity of all unpatented mining claims is dependent upon inherent uncertainties such as the sufficiency of the discovery of minerals, proper posting and marking of boundaries, and possible conflicts with other claims not determinable from descriptions of record. In the absence of a discovery of valuable minerals, a mining claim is open to location by others unless the claimant is in actual possession of and diligently working the claim (pedis possessio) No assurance can be given with respect to unpatented mining claims in the exploratory stage that a discovery of a valuable mineral deposit will be made.

To maintain ownership of the possessory title created by an unpatented mining claim against subsequent locators, the locator or his successor in interest must pay an annual fee of $200 per claim.

Operational Hazards and Insurance

The operations of the Company are subject to all risks inherent in the exploration for and operation of oil and natural gas properties, wells and facilities and mines and mining equipment, including such natural hazards as blowouts, cratering and fires, which could result in damage or injury to, or destruction of, drilling rigs and equipment, mines, producing facilities or other property or could result in personal injury, loss of life or pollution of the environment. Any such event could result in substantial expense to the Company which could have a material adverse effect upon the financial condition of the Company to the extent it is not fully insured against such risk. The Company carries insurance against certain of these risks but, in accordance with standard industry practices, the Company is not fully insured for all risks either because such insurance is unavailable or because the Company elects not to obtain insurance coverage because of cost, although such operational risks and hazards may to some extent be minimized. No combination of experience, knowledge and scientific evaluation can eliminate the risk of investment or assure a profit to any company engaged in oil and gas or mining operations.

Employees

The Company employs one person in its Evansville, Indiana office whose functions are associated with management, operations and accounting. The Company uses independent contractors to assist in its land and accounting functions and to supervise its oil, gas and mining business.

Item 3. Legal Proceedings.

Imperial Petroleum, Inc. versus Ravello Capital LLC: The Company filed suit in Federal District Court in Tulsa County, Oklahoma against Ravello Capital LLC on November 20, 2000. The suit alleged breach of contract and sought to have the contract declared partially performed in the amount of $74,800 and sought relief in the amount of $488,390 for the unpaid consideration and punitive damages and attorneys fees. The Company received a judgment award against Ravello in the amount of $488,390 and subsequently collected and credited the judgment in the amount of $85,638.02 as a result of the re-issuance of certain of its shares in Warrior, held by Ravello in escrow and not released. The Company does not believe it will be successful in collecting the balance of the judgment against Ravello.

The Company, through its predecessor in interest, was named a defendant in a class action lawsuit seeking damages by the plaintiffs for inadequate development of the Moss Unit located in Panola county, Texas. The plaintiffs sought unspecified damages. The lawsuit was settled subsequent to year-end through the execution of a farmout agreement with a company nominated by the plaintiffs to drill additional wells in the Unit. The Company retained an over-riding royalty interest in the farmout wells to be drilled and all rights to its existing proration unit surrounding the Moss well, as well as $132,500 as consideration for executing the farmout. Three additional wells have subsequently been drilled in the Unit.

The Company, through its predecessor in interest, was named with others in a breach of its duties to act as a reasonably prudent operator in the development of the Crump Gas Unit in Panola county, Texas. The Crump Unit encompasses the Company's Mittie Horton well. The Plaintiff is seeking a cancellation of the lease for failure to produce hydrocarbons in paying quantities or alternatively to establish a lien against the leasehold to secure payment of plaintiff's damages resulting from the Company's failure to develop the property. The damages are unspecified. At year end July 31, 2004, no further discovery had occurred in the case. Subsequent to year end, the Company executed a farmout agreement with Burke Royalty, a co-defendant in the suit, regarding the acreage in question. A settlement of the case has subsequently been reached and the Company's farmout terms with Burke will remain the same.

The Company has received a letter from an attorney representing Powder River Basin Gas Corp in reference to certain claims PRVB believes it has against the Company and its management in reference to the sale of PRVB and the warranties and representations provided by the Company. No lawsuit has been filed. The Company believes the claims are without merit and intends to vigorously defend any action taken as a result.

Item 4. Submission of Matters to a Vote of Security Holders.

None.
                                     PART II

Item 5. Market For Registrant's Common Stock; and Related Stockholder Matters.

The Company's common stock is traded in the over-the-counter market. From 1984 to 1997 trading had been so limited and sporadic that it was not possible to obtain a continuing quarterly history of high and low bid quotations. Stock information is received from registered securities dealers and reflects inter-dealer prices, without retail mark-up, mark-down or commission and may not necessarily represent actual transactions. The Company was advised that trading in its shares resumed in September 1997 and the Company's stock was quoted at approximately $0.25 per share in sporadic trading. At July 31, 2004, the approximate bid price for the Company's common stock was $0. 15 per share and the approximate asked price was $0.25 per share. Subsequent to year end, as a result of the delays in filing its annual report on Form 10-K, the Company received notification from the NASD that its shares would no longer qualify for listing on the Bulletin Board until such time as its filings had been brought current. Consequently, the Company's shares were removed from the Bulletin board and are now listed in the OTC Pink Sheets under the symbol IPTM. The Company expects its shares to resume trading on the Bulletin Board after its filings are completed.

No dividends have ever been paid by the Company on its common stock and it is not anticipated that dividends will be paid in the foreseeable future.

There are approximately 631 holders of record of the Company's common stock.


Item 6. Selected Financial Data


                           2004        2003       2002       2001        2000

Operating Revenue        1,931,593        0          0          0           0

Income (loss)from
continuing opns            503,982  (1,342,321) (855,719) (1,282,523) (952,854)

Net Income (loss)      (1,170,518)  (1,321,597) (820,242) (1,373,443)(1,013,299)

Net Income (loss)           (0.03)      (0.05)    (0.05)       (0.10)     (0.08)
Per share
Total Assets           16,782,621   2,535,734   495,090      644,323  1,426,813

Stockholder's Equity      308,644      67,934 (1,830,357) (1,677,054)  (673,594)

Cash Dividends Paid              0          0          0           0          0
per Common Share

Number of Outstanding
Shares (weighted)      35,648,103  24,777,057 16,598,593  13,144,969 12,560,958

Item 7. Management's Discussion and Analysis of the Financial Condition and Results of Operations.

Results of Operations

The factors which most significantly affect the Company's results of operations are (i) the sale prices of crude oil and natural gas, (ii) the level of oil and gas sales., (iii) the level of lease operating expenses and (iv) the level of and interest rates on borrowings. The Company will need to rely on the initiation operations on its mining ventures and its oil and natural gas operations to generate cash flow and future profits. The same factors listed above will apply to the sale of minerals and metals mined by the Company as well as oil and natural gas produced by the Company. As the Company initiates production on its mining properties, results of operations will be affected by:
(i) commodity prices for copper and gold. (ii) the quantity and quality of the ores recovered and processed and (iii) the level of operating expenses associated with the mining operations.

Crude oil and natural gas prices increased significantly during the second half of fiscal 2004 with New York Mercantile Exchange ("NYMEX") prices quoted at approximately $43.40/Bbl for oil and $5.84 per Mmbtu for natural gas at July 31, 2004. Since that time prices have continued to remain higher than the fiscal year end levels. Most recently the forward "strip" price for oil and natural gas as posted by the NYMEX representing the average of the next 24 months is approximately $51.70/Bbl and $7.05/Mmbtu. The impact of continued high prices will be positive on cash flow and exploitation of existing properties owned by the Company, however, continued high prices will reduce the availability of quality acquisitions and could change the Company's future growth strategy. The Company expects oil and gas prices to continue to fluctuate and to be influenced by Asian economies and potential disruptions in supplies.

Prices for gold had remained relatively stable during the past several years and had generally reflected the relatively low inflation rates predominate in the economies of the industrialized nations. Recently, gold prices began a significant upward price adjustment, which may reflect a shift from the traditional dependence upon gold as a financial hedge against inflation. Current spot prices for gold are $415.00 per ounce and are expected to continue to remain at or near those levels. The Company does not expect to realize any substantial increase in the price of gold in the future.

Copper prices have fluctuated dramatically since the Company's acquisition of its copper property with prices ranging from a low of about $0.65 per pound in August 1993 to a high of $1.40 per pound today. Wide variations in copper prices have resulted from the increased demand for electrical wire and copper related products as a result of the continued high growth rate of the economies of the industrialized nations and as a result of periodic reductions in the availability of scrap copper for recycling. Continued fluctuations in the spot price for copper are expected to result from variations in the availability of scrap copper and the continued strong demand from emerging nations. Concerns regarding the economies of the Pacific Rim nations, and in particular Japan, have recently dampened demand for copper and will likely impact its price until such time as stability is achieved in those economies.

Year ended July 31, 2004 compared to year ended July 31, 2003. Total revenues for the Company for the year ended July 31, 2004 were $1,931,593 compared to $ 0 for the year ended July 31, 2003. The increase in revenues reflect the acquisition of the Warrior Resources, Inc. and Hillside Oil & Gas LLC properties that closed in January 2004 and account for seven months of oil and gas production. On an annualized basis the Company expects its revenues to be approximately $3.4 to $3.6 million from oil and gas sales. With production from the startup of the Coquille Bay field, production revenues will increase significantly beginning with May 2005 production that is received in July 2005.

Total operating expenses for the year ended July 31, 2004 increased to $1,427,611 compared to $ 1,342,321 for the prior year. Oil and gas operating expenses comprised $791,741 of the amount during the current year. Included in the expenses from the previous year were $168,367 in impairment expenses and $231,027 in merger expenses. General and administrative expenses included in the above totals were $400,498 for the year ended July 31, 2004 compared to $942,927 for the prior year and reflect the operations of the Company after the completion of the sale of Powder River and the completion of the financing of the acquisitions in January 2004. The Company expects its general and administrative costs to decrease further during fiscal 2005 to reflect the normal operating levels of the Company's operations.

The Company incurred an after tax loss of $1,170,518 ($0.03 per share) for the fiscal year ended July 31, 2004 compared to a loss of $1,321,597 ($0.05 per share) for the prior year. The Company incurred a cost of $1,106,151 for interest costs for the year and charges for loan amortization costs of $234,241 and a loss on the sale of the Powder River subsidiary of $395,557. Interest expense for the year ended July 31, 2003 was $80,292. The Company expects to continue to incur losses during the early development of its oil and gas business.

Year ended July 31, 2003 compared to year ended July 31, 2002. Total revenues for the Company for the year ended July 31, 2003 were $ 0 compared to $0 for the year ended July 31, 2002 and reflects management fees as a result of the Company's acquisition and management of the business of Warrior Resources, Inc.

Operating expenses for the year ended July 31, 2003 were $1,342,321 compared to $855,719 for the same period a year earlier and reflect the acquisition of a direct interest in the Bovina field. General and administrative expenses increased dramatically from $466,875 for the year ended July 31, 2002 to $942,927 for the year ended July 31, 2003 and reflects the consolidation of the Powder River Basin Gas Corp subsidiary and the increased level of activity due to the Company's acquisition efforts.

The Company incurred an after tax net loss of $1,321,597 ($0.05 per share) for the year ended July 31, 2003 compared to an after tax net loss of $820,242 ($0.05 per share) for the year ended July 31, 2002.

Year ended July 31, 2002 compared to year ended July 31, 2001. The Company generated no revenues during the year ended July 31, 2002 or the year ended July 2001.

Operating expenses for the year ended July 31, 2002 were $855,719 and for the year ended July 31, 2001 were $1,282,523. General and administrative expenses increased to $466,875 for the year ended July 31, 2002 from $285,281 for the year ended July 31, 2001, and reflects the expenses associated with the purchase of control of Warrior, the development of the Rx Power business, the environmental business and funding of engineering and other overhead costs from the prior year.

The Company incurred an after tax net loss of $820,242 ($0.05 per share) for the year ended July 31, 2002 compared to an after tax net loss of $1,373,443 ($0.10 per share) for the year ended July 31, 2001. The net loss includes impairment losses as a result of the Warrior acquisition of $388,844 and $997,242 for the years ended July 31, 2002 and July 31, 2001 respectively. The balance of the net loss is a result of general and administrative costs incurred.

Capital Resources and Liquidity.

Because of the closing of the Hillside and Warrior asset acquisitions, the Company's capital requirements relate primarily to the remedial efforts to return the Hillside wells to production and to workover operations on various Warrior wells to increase production. The Company has a great deal of flexibility in the timing and amount of these expenditures. Capital expenditures for the most recent year totaled $1,687,659 which was funded from borrowings under the Company's credit facility and out of cash flow generated by the properties.

As a result of the inability of the Company to raise capital, Management decided to terminate all of the Company's mining lease commitments except the Duke Gold Mine in Utah during fiscal 2000. As a result, the Company is active in only one mine that will require significant capital expenditures. Presently the Company is seeking a capital partner to assist in the development of the mine. The Company has a wide degree of discretion in the level of capital expenditures it must devote to the mining project on an annual basis and the timing of its development. The Company has primarily been engaged, in its recent past, in the acquisition and testing of mineral properties to be inventoried for future development. Because of the relative magnitude of the capital expenditures that may ultimately be required for any single mining venture as operations are achieved, management has pursued a strategy of acquiring properties with significant mineral potential in an effort to create a mineral property base sufficient to allow the Company to access capital from external sources, either through debt or equity placements. Management has decided to seek a partner for the Duke Mine and focus its management resources and limited capital on the oil and natural gas properties acquired from Hillside and Warrior and to focus on additional acquisitions in the oil and gas sector.

As a result of the Hillside and Warrior acquisitions, the Company completed an $18 million revolving financing of which approximately $11 million was required at closing, including approximately $0.25 million in working capital and $0.6 million in development capital for workovers. The availability under the revolving loan is subject to semi-annual evaluations of the Company's oil and gas reserve base as determined by the Lender and is reduced monthly based upon re-determinations by the Company after taking into effect price changes and net production. As of the closing date of January 16, 2004, the Company had available borrowing capacity of approximately $12 million based upon the current oil and gas properties acquired from Warrior and Hillside. Under monthly calculations of the Borrowing Base, adjusted for production and prices, the calculated Borrowing Base as of July 31, 2004 was approximately $16.2 million. The Revolving Loan has a term of 3 years (January 15, 2007) and an interest rate of Prime Rate plus 8% (Interest Rate for July 2004 was 12.5%). The Revolving

Loan is subject to the normal and customary financial covenants and is secured by a first mortgage and lien right to all of the Company's operations and assets. As of July 31, 2004 the Company was in compliance with its loan covenants. Subsequent to year end, however the Company is not in compliance with certain of the financial covenants of its Loan and expects to receive a waiver of certain deficiencies in its financial covenants relative to the Revolving Loan Commitment, subject to certain conditions to the granting of the waiver. Those conditions are as follows: (1.) the Company will complete its delinquent public filings and remain in a current status with regard to future filings of public information, and (2) the Company will complete the currently planned merger on or before August 31, 2005 or the Company will complete an equity infusion and reduce its Senior debt by a minimum of $5 million on or before August 31, 2005. Failure to complete these conditions will result in the Company being in default on its Revolving Loan and subject to the remedies provided therein. In connection with the Revolving Loan, the Company also completed a subordinated financing of approximately $650,000 with a Bank. The terms of the Subordinated Financing are a term of 4 years from the closing date (January 15, 2004) and an interest rate of 4% per annum paid in kind and accrued to the loan balance due at maturity. The Company can retire the Subordinated debt only after payment of the Revolving Loan with a discount of 10% of the principal amount if paid on or before 6/30/04 and a discount of 5% of the principal amount if paid on or before December 31, 2004.

The timing of expenditures for the Company's oil and natural gas and mining activities are generally distributed over several months, and as such, the Company anticipates its current working capital will be sufficient to meet its capital expenditures. The Company has no immediate plans to spend any capital on the Duke Mine during the present fiscal year. The Company believes it will be required to access outside capital either through debt or equity placements or through joint venture operations with other mining companies to develop the Duke Mine. There can be no assurance that the Company will be successful in its efforts to locate outside capital and as a result the level of the Company's mining activities may need to be curtailed, deferred or abandoned entirely.

The level of the Company's capital expenditures will vary in the future depending on commodity market conditions and upon the level of oil and gas activity achieved by the Company and the success of its remedial workover operations. The Company anticipates that its cash flow will be sufficient to fund its operations at their current levels and that no additional funds or borrowings will be required. Because the timing of acquisitions of additional oil and gas properties is uncertain, additional borrowings will be required to fund new acquisitions and the timing of those borrowings is uncertain.

The Company has obtained certain unsecured loans from its Chairman and President, Jeffrey T. Wilson, which total in principal approximately $559,083 as of July 31, 2004. These funds have been used to initiate the Company's oil and gas and mining activities and fund its overhead requirements. Management believes that the Company will not need to borrow additional funds from these sources in the future and the existing credit facilities will be sufficient to fund the Company's ongoing needs.

At July 31, 2004, the Company had current assets of $786,792 and current liabilities of $2,904,715, which resulted in negative working capital of $2,117,923. The negative working capital position is comprised of trade accounts payable including accounts of Hillside and Warrior assumed by the Company as a result of the acquisition of $1,308,057, of accrued expenses payable of $561,788 consisting primarily of interest and accrued salaries payable to the Company's President, notes payable to the Company's President of $559,083, and third party notes payable of $516,320. As of July 31, 2004 the Company had cash and cash equivalents of $375,000.

Oil and Gas Hedging

As a requirement of the financing commitment, the Company purchased certain hedging contracts at closing of the Hillside and Warrior acquisitions designed to place a "floor" price on at least 25% of the Company's anticipated monthly production at a level acceptable to the lender. The Company purchased one "put" option crude oil contract per month through August 2004 at a strike price of $25.00 Bbl and one "put" option natural gas contract through August 2004 at a strike price of $4.00 per MMBtu.

SEASONALITY

The results of operations of the Company are seasonal due to seasonal fluctuations in the market prices for crude oil and natural gas. Due to these seasonal fluctuations, results of operations for individual quarterly periods may not be indicative of results, which may be realized on an annual basis.

INFLATION AND PRICES

The Company's revenues and the value of its oil and natural gas and mining properties have been and will be affected by changes in the prices for crude oil, natural gas and gold prices. The Company's ability to obtain additional capital on attractive terms is also substantially dependent on the price of these commodities. Prices for these commodities are subject to significant fluctuations that are beyond the Company's ability to control or predict.


Item 8. Financial Statements and Supplementary Data.

            Audited Financial Statements of Imperial Petroleum, Inc.
      (See Item 15: Exhibits, Financial Statements and Reports on Form 8-K)

Independent Auditor's
Report.................................................F-1

Consolidated Balance Sheets as of July 31, 2004 and
2003.....................F-2

Consolidated Statements of Operations for the years
  ended July 31, 2004, 2003 and
2002.........................................F-3

Consolidated Statements of Stockholder's Equity for the
years Ended July 31, 2004, 2003 and
2002.....................................F-4

Consolidated Statements of Cash flows for the years
ended July 31, 2004, 2003 and
2002...........................................F-5

Notes to Consolidated Financial Statements......................F-7 through

Item 9. Changes in and Disagreements with Accountants on Accounting And Financial Disclosure.

The Company changed auditors from Briscoe Burke & Grigsby LLP to Weaver & Tidwell LLP on November 15, 2004. There were no disagreements with the prior auditors that resulted in the change. (See Form 8-K/A filed as of 12/30/04).

Item 9a. Controls and Procedures.

The Company's disclosure controls and procedures are designed to ensure that information required to be disclosed by the Company in the reports it files or submits under the Securities Exchange Act of 1934, as amended, including this Report, is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

The Company's Certifying Officers have concluded based on their evaluation of the effectiveness of the design and operation of the Company's disclosure controls and procedures pursuant to Rule 13a-14 and 15d-14 under the Securities Exchange Act of 1934, as amended, as of the date of this Report that certain improvements and modifications to the Company's internal accounting processes were required to ensure that material information was accumulated and communicated to management, including the Company's Certifying Officers, as appropriate to allow timely decisions regarding required disclosure in the Company's filings with the SEC. In that regard, the Company determined that it would engage third party accountants to assist the Company in compiling its financial information for the year ended July 31, 2004 and subsequently, as a matter of its regular business practice until such time as its proposed merger is completed and additional accounting staff is available internally. The Company's Certifying Officers believe that the engagement of additional accounting expertise to assist in book keeping and the compilation of its financial information will ensure that its accounting processes will be effective.

Changes in Internal Controls

Except as noted above, here have been no changes to the Company's system of internal control over financial reporting during the year ended July 31, 2004 that has materially affected, or is reasonably likely to materially affect, the Company's system of controls over financial reporting.


                                    PART III

Item 10. Directors and Executive Officers of Registrant.

Directors and Executive Officers

The following table sets forth certain information regarding the directors, executive officers and key employees of the Company. (Mr. Malcolm W. Henley and Mrs. Stacey D. Smethers, former directors of the Company resigned their director positions effective August 15, 2001 to pursue other interests. As a result, Annalee C. Wilson and Aaron M. Wilson were appointed as directors of the Company until independent directors are elected at the next shareholder's meeting.)

       Name              Age                Position
       ----              ---                --------
Jeffrey T. Wilson        51         Director, Chairman of the Board,
                                 President and Chief Executive Officer

Annalee C. Wilson        47         Director

Aaron M. Wilson          25         Director

Jeffrey T. Wilson has been Director, Chairman of the Board, President and Chief Executive Officer of the Company since August 1993. Mr. Wilson was a Director, Chairman and President of LaTex Resources, Inc., an affiliate of the Company, and was the founder of its principal operating subsidiary, LaTex Petroleum Corporation. Prior to his efforts with LaTex, Mr. Wilson was Director and Executive Vice President of Vintage Petroleum, Inc. and was employed by Vintage in various engineering and acquisition assignments from 1983 to 1991. From August 1980 to May 1983 Mr. Wilson was employed by Netherland, Sewell & Associates Inc., a petroleum consulting firm. Mr. Wilson began his career in the oil and gas business in June 1975 with Exxon Company USA in various assignments in the Louisiana and South Texas areas. Mr. Wilson holds a Bachelor of Science Degree in Mechanical Engineering from Rose-Hulman Institute of Technology.

Annalee C. Wilson has been a Director of the Company since August 2001. Mrs. Wilson is the President of HN Corporation, an affiliate of the Company engaged in the operation of retail franchise outlets in malls selling motivation and inspiration material developed by Successories, Inc. and others and in the operation of a Christian restaurant and gift shop. Mrs. Wilson has an Associate Degree in Nursing from the University of Evansville.

Aaron M. Wilson has been a Director of the Company since August 2001. Mr. Wilson is a Vice president of HN Corporation and is the Manager of the Successories franchise store located at Castleton Square Mall owned by HN Corporation. Mr. Wilson received a dual degree in Business Economics and Political Science from the University of Kentucky in 2002.

Section 16(a) Reporting Deficiencies

Section 16(a) of the Securities and Exchange Act of 1934 ("Exchange Act") requires the Company's directors and officers and persons who own more than 10% of a registered class of the Company's equity securities, to file initial reports of ownership on Form 3 and reports of changes in ownership on Forms 4 and 5 with the Securities and Exchange Commission (the "SEC") and the National Association of Securities Dealers ("NASD"). Such persons are required by SEC regulation to furnish the company with copies of all Section 16(a) forms they file.

Based upon a review of From 3, 4 and 5 filings made by the Company's officers and directors during the past fiscal year ended July 31, 2002 under Section 16(a) of the Exchange Act, the Company believes that all requisite filings have been made timely.

Item 11. Executive Compensation.

The table below sets forth, in summary form, (1) compensation paid to Jeffrey T. Wilson, the Company's Chairman of the Board, President and Chief Executive
Officer and (2) other compensation paid to officers and directors of the Company. Except as provided in the table below, during the three fiscal years ended July 31, 2004, 2003 and 2002 (i) no restricted stock awards were granted,
(ii) no stock appreciation or stock options were granted, (iii) no options, stock appreciation rights or restricted stock awards were exercised, and (iv) except as provided below, no awards under any long term incentive plan were made to any officer or director of the Company.

The Company began accruing salary due to Jeffrey T. Wilson in January 1994. Mr. Wilson agreed to accept 1.0 million warrants exercisable at $0.25 per share in exchange for the retirement of $808,508 in accrued salaries. Mr. Wilson began receiving payment of his monthly salary in January 2004.


                           SUMMARY COMPENSATION TABLE

                                                        Long Term Awards
                          Annual Compensation                Warrants
                          -------------------                --------
Name and Principal
Position               Year       Salary        Bonus        # shares

Jeffrey T. Wilson      2004       $  93,750     -----         -------
                       2003       $ 109,500     -----         -------
                       2002       $ 118,500     -----         200,000

Annalee C. Wilson      2004         -------     -----         -------
                       2003         -------     -----         -------
                       2002         -------     -----         -------

Aaron M. Wilson        2004         -------     -----         -------
                       2003         -------     -----         -------
                       2002         -------     -----         -------

None of the executive officers listed received prerequisites or other personal benefits that exceeded the lesser of $50,000 or 10% of the salary and bonus for such officers. Annalee C. Wilson and Aaron M. Wilson were not directors of the Company during fiscal 2003, and neither received any compensation from the Company during that period.


Item 12. Security Ownership of Certain Beneficial Owners and Management.

As of July 31, 2004, the Company has 39,873,103 issued and outstanding shares of common stock. The following table sets forth, as of July 31, 2004, the number and percentage of shares of common stock of the Company owned beneficially by
(i) each director of the Company,  (ii) each  executive  officer of the Company,

(iii) all directors and officers as a group, and (iv) each person known to the Company to own of record or beneficially own more than 5% of the Company's common stock. Except as otherwise listed, the stockholders listed in the table have sole voting and investment power with respect to the shares listed. As of July 31,2004, the Company had approximately 631 holders of common stock of record.



                                 Number of Shares
Name of Beneficial Owner         Beneficially Owned            Percent of Class

Jeffrey T. Wilson (1)                 6,428,316                   16.1%

Annalee C. Wilson(2)                  1,671,162                    4.2%

Aaron M. Wilson (3)                     203,234                    0.5%


All officers and directors as a
Group (3  people) at 7/31/2004        8,302,712                   20.8%


HN Corporation(4)                     1,621,555                    4.2%

Estate of Luther Henderson(5)         2,266,457                    5.7%

Taghmen Ventures Ltd(6)               2,650,000                    6.6%

RAB Special Situations LP(7)          2,000,000
5.0%

Total officers, directors and
5% shareholders                      16,840,724                   42.2%

(1) The mailing address of Mr. Jeffrey Wilson is 11600 German Pines, Evansville, IN 47725. Includes 589,584 shares held jointly with Mrs. Wilson; includes 539,977 shares owned by HN Corporation in which Mr. Wilson owns 33.3%. Does not include 300,000 shares held in Trust by Old National Bank for Mr. Wilson's children.

(2) The mailing address of Mrs. Annalee Wilson is 11600 German Pines, Evansville, IN 47725. Includes 589,584 shares held jointly with Mr. Wilson; includes 1,081,578 shares owned by HN Corporation in which Mrs. Wilson owns 66.7%. Does not include 300,000 shares held in Trust by Old National Bank for Mrs. Wilson's children.

(3) The mailing address for Mr. Aaron Wilson is 11600 German Pines Drive, Evansville, IN 47725. Includes 203,234 shares held in Trust by Old National Bank.

(4) The mailing address of HN Corporation is 3117 N First Ave., Evansville, IN 47710. Mrs. Annalee Wilson is the President of HN Corporation, Jeffrey T. Wilson is the Vice President of HN Corporation and Aaron M. Wilson is a Vice President of HN Corporation.

(5) The Executor of Mr. Henderson's Estate is Mr. Ajit Jhangiani. The address is 5608 Malvey, Suite 104, Fort Worth, TX 76107.

(6) The address of Taghmen Ventures Ltd. is EFG House, St Julian's Avenue, St Peter Port Guernsey

(7) The mailing address of RAB Special Situations LP is C/O Morgan Stanley 25 Cabot Square, 3rd Floor, Canary Wharf, London, E144QA


Item 13. Certain Relationships and Related Transactions.

Jeffrey T. Wilson, Chairman, President and Chief Executive Officer of the Company has made unsecured loans to the Company which total $559,083 in principal as of July 31, 2004.

HN Corporation, a private retail company owned by Mr. Wilson and his wife, has made unsecured loans to the Company from time-to-time which total $0 in principal as of July 31, 2004. Annalee Wilson serves as the President of HN Corporation and owns 66.7% of its common stock, Jeffrey T. Wilson serves as the Vice President and Secretary of HN Corporation and owns 33.3% of its stock and Aaron M. Wilson serves as a Vice President of HN Corporation.

Item 14. Principal Accountant Fees and Services.

The following table presents the fees for professional audit services rendered by Weaver & Tidwell LLP for the audit of the Company's annual consolidated financial statements for the fiscal year ended July 31, 2004 and for Briscoe Burke & Grigsby LLP, our previous auditors, for the fiscal year ended July 31, 2003, and fees for other services rendered by each during those periods:

Fee  Category                          Fiscal 2004            Fisical 2003

Audit Fees                                $ 30,000            $ 10,463

Audit-Related Fees                               0                  0

Tax Fees                                         0                  0

All Other Fees                                   0                  0

Total Fees                                $ 30,000            $ 10,463

Audit fees include fees related to the services rendered in connection with the annual audit of the Company's consolidated financial statements, the quarterly reviews of the Company's quarterly reports on Form 10-Q and the reviews of and other services related to registration statements and other offering memoranda. The audit fees in 2004 were substantially greater than in 2003 due to the increase in activity of the Company.

Audit-related fees are for assurance and related services by the principal accountants that are reasonably related to the performance of the audit or review of the Company's financial statements.

Tax Fees  include (i) tax  compliance,  (ii) tax advice,  (iii) tax planning and
(iv) tax reporting.

All Other Fees includes fees for all other services provided by the principal accountants not covered in the other categories such as litigation support, etc.

All of the services for 2003 and 2004 were performed by the full-time, permanent employees of Weaver & Tidwell LLP and Briscoe Burke & Grigsby LLP, respectively.

All of the 2004 services described above were approved by the Audit Committee pursuant to the SEC rule that requires audit committee pre-approval of audit and non-audit services provided by the Company's independent auditors to the extent that rule was applicable during fiscal year 2004. The Audit Committee has considered whether the provisions of such services, including non-audit services, by Weaver & Tidwell LLP is compatible with maintaining Weaver & Tidwell LLP's independence and has concluded that it is.


                                     PART IV

Item 15. Exhibits, Financial Statement Schedules and Reports on Form 8-K.

(a)Financial Statements

Financial Statements of Imperial Petroleum, Inc.

Reports of Independent Public Accountants; Consolidated Balance Sheets as of July 31, 2004 and 2003; Consolidated Statements of Operations for the years ended July 31, 2004, 2003, and 2002; Consolidated Statements of Stockholder Equity for the years ended July 31, 2004, 2003, and 2002; Consolidated Statements of Cash Flows for the years ended July 31, 2004, 2003, and 2002; Notes to Consolidated Financial Statements.

Supplemental Financial Information

Schedule II - Amounts Receivable from Related Parties.
Other Schedules are omitted as they are not required.

(b)Reports on Form 8-K.

Report on Form 8-K filed December 30, 2004 with the Securities and Exchange Commission.

(c) Exhibits. None.

3.1         Certificate of Incorporation of the  Registrant incorporated herein by reference to Exhibit  of the Form 10.

3.2         Bylaws of the Registrant incorporated herein by reference to
              Exhibit B of the Form 10.

4.          Instruments defining the rights of security holders, including indentures.  Not applicable.

9.          Voting Trust Agreement. Not applicable.

11          Statement re: computation of per share earnings. Not applicable.

12          Statement re: computation of ratios. Not applicable.

13          Annual Report to security holders, Form 10-Q, or quarterly report to security holders. Not applicable.

16          Letter re change in certifying accountant. Included by reference.

18          Letter re: change in accounting principles.  Not applicable.

21          Subsidiaries of the Registrant.

22          Published report regarding matters submitted to vote of security holders.  Included by reference.

23          Consents of experts and counsel. Not applicable.

24          Power of Attorney. Not applicable.

27          Financial Data Schedule. Not applicable.

28          Information from reports furnished to state insurance regulatory authorities. Not applicable;

99          Additional Exhibits; Not applicable.

                        Consolidated Financial Statements





                    IMPERIAL PETROLEUM, INC. and SUBSIDIARIES


                             July 31, 2004 and 2003

                           IMPERIAL PETROLEUM, INC.

                                      and

                                 SUBSIDIARIES


                                  CONSOLIDATED

                              FINANCIAL STATEMENTS

                       YEARS ENDED JULY 31, 2004 and 2003

                            IMPERIAL PETROLEUM, INC.

                             July 31, 2004 and 2003




                          T A B L E O F C O N T E N T S


                                                                     Page

Independent Auditor's Report

Consolidated Financial Statements:

  Consolidated Balance Sheets                                         2-3

  Consolidated Statements of Operations                                 4

  Consolidated Statements of Stockholders' Equity                       5

  Consolidated Statements of Cash Flows                               6-7

  Notes to Consolidated Financial Statements                         8-30

8


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors
Imperial Petroleum, Inc. and Subsidiaries
Evansville, Indiana

We have audited the accompanying consolidated balance sheet of Imperial Petroleum, Inc. and Subsidiaries as of July 31, 2004, and the related consolidated statements of operations, stockholders' equity and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Imperial Petroleum, Inc. and Subsidiaries as of July 31, 2004, and the results of its operations and its cash flows for the year then ended, in conformity with U. S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, on August 1, 2003, the Company adopted Statement of Financial Accounting Standard No. 143, Accounting for Asset Retirement Obligations.


WEAVER AND TIDWELL, L.L.P.

Fort Worth, Texas
June 8, 2005

                            IMPERIAL PETROLEUM, INC.
                           Consolidated Balance Sheets
                             July 31, 2004 and 2003


ASSETS                                               2004                2003

Current assets:
   Cash                                 $               -         $         -
   Certificates of Deposit                        375,000                   -
   Accounts Receivable                            411,792                   -
   Prepaids                                             -              84,393
                                                ---------             -------
        Total current assets                      786,792              84,393


Property, plant and equipment:
  Mining claims, options and development costs     41,760              41,760
  Oil and gas properties
     (full cost method)                        15,072,420           1,389,067
  Acquisition in progress                               -             980,211
                                               ----------           ---------
                                               15,114,180           2,411,038

  Less:  accumulated depreciation,
         depletion and amortization              (233,449)                  -


   Net property, plant and equipment           14,880,731           2,411,038

Other assets:
  Deposits                                         15,500                   -
   Investments                                     36,506              40,303
   Deferred financing expense-net               1,063,092


        Total other assets                      1,115,098              40,303



     TOTAL ASSETS                            $ 16,782,621       $   2,535,734
                                             ============       =============




The accompanying notes are an integral part of these consolidated financial statements.

                            IMPERIAL PETROLEUM, INC.
                           Consolidated Balance Sheets
                             July 31, 2004 and 2003


LIABILITIES and                                2004                   2003
  STOCKHOLDERS' EQUITY
Current liabilities:
    Accounts payable                         $1,308,057            $    179,974
    Accrued expenses                            561,788                 501,389
    Notes payable-current portion               516,320                 691,400
    Notes payable-related parties               518,550                 741,517

             Total current liabilities        2,904,715               2,114,280

Asset retirement obligation                     230,793                       -
Long-term liabilities:
    Notes payable                               650,000                       -
    Line of Credit                           12,688,469                       -
    Deferred income taxes                             -                       -

       Total long-term liabilities           13,338,469                       -

Minority interest                                     -                 353,520

Stockholders' equity:
  Common stock of $.006 par value,
    authorized 50,000,000 shares;
    39,873,103 and 30,948,103
    issued, respectively                        239,239                 185,689
  Paid-in capital                             9,339,644               7,981,966
  Retained deficit                           (8,562,935)             (7,392,417)
  Treasury stock, at cost
    (1,368,957 and 1,368,957
    respectively)                              (707,304)               (707,304)

    Total stockholders' equity                  308,644
                                                                         67,934


TOTAL LIABILITIES and STOCKHOLDERS'
      EQUITY                                 16,782,621             $ 2,535,734



The accompanying notes are an integral part of these consolidated financial statements.

                            IMPERIAL PETROLEUM, INC.
                      Consolidated Statements of Operations
                For the Years Ended July 31, 2004, 2003 and 2002

                                         2004              2003           2002
Revenues and other income:

  Oil and gas                       $ 1,931,593      $        -       $       -

    Total operating income            1,931,593               -               -

Costs and expenses:
 Production costs and taxes             791,741               -               -
Mining lease expense                      1,923               -               -
  Impairment loss                             -         168,367         388,844
  General and administrative            400,498         942,927         466,875
  Merger expenses                             -         231,027               -
  Depreciation, depletion and
    amortization                        233,449               -               -

   Total costs and expenses           1,427,611       1,342,321         855,719


Net Income (Loss) from operations       503,982      (1,342,321)       (855,719)

Other income and (expense):
  Interest expense                   (1,106,151)        (80,292)        (78,788)
  Interest income                         4,076               -          25,433
  Amortization of loan fees            (234,241)              -               -
  Management fees                        74,000          94,000               -
  Other income (expense)                (16,627)          7,016          88,832
  Gain (loss) on sale of assets        (395,557)              -               -


Net loss before income tax           (1,170,518)     (1,321,597)       (820,242)
Provision for income taxes:
  Current                                     -               -               -
Deferred                                      -               -               -

    Total benefit from income taxes           -               -               -

Net loss                            $(1,170,518)    $(1,321,597)     $ (820,242)

Loss per share                      $      (.03)    $      (.05)    $      (.05)

Weighted average shares outstanding   35,648,103     24,777,057      16,598,593


The accompanying notes are an integral part of these consolidated financial statements.

                            IMPERIAL PETROLEUM, INC.

                 Consolidated Statements of Stockholders' Equity

                For the Years Ended July 31, 2004, 2003 and 2002

                                          Common Stock                Additional                                        Total
                                                     Par                Paid-In         Retained         Treasury    Stockholder's
                                       Shares        Value              Capital          Deficit          Stock     Equity(Deficit)
                                      ---------------------------------------------------------------------------------------------


Balances at July 31, 2001             13,925,276      $ 83,552        $4,069,776     $ (5,250,578)     $ (579,804)    $  1,677,054)

Investments in Warrior Resources       2,948,457        17,691           359,712                -               -          377,403
Stock issued for payment of fees       1,436,722         8,620           233,933                -               -          242,553

Stock issued to pay off interest
   and debt                            1,053,491         6,321            97,175                -               -          103,496

Stock held pending financing          20,000,000       120,000         1,416,000                -      (1,536,000)               -
Default on subscribed stock                    -             -            70,987                -        (127,500)         (56,513)
Net loss for the period                        -             -                 -         (820,242)           -            (820,242)

Balances at July 31, 2002             39,363,946       236,184         6,247,583       (6,070,820)     (2,243,304)      (1,830,357)


Stock issued in acquisitions           6,567,130        39,401         1,297,280                -               -        1,336,681
Stock issued for payment of fees       3,172,000        19,032           575,458                -               -          594,490
Stock issued to pay off interest
   and debt                            1,845,027        11,072           268,260                -               -          279,332
Stock returned from failed financing (20,000,000)     (120,000)       (1,416,000)               -       1,536,000
Warrants issued for officer salary             -             -         1,009,385                -               -        1,009,385
Net loss for the period                        -             -                 -       (1,321,597)              -       (1,321,597)

Balances at July 31, 2003             30,948,103       185,689         7,981,966       (7,392,417)       (707,304)          67,934

Stock issued for cash                  2,084,500        12,495           197,505                -               -          210,000
Stock issued for acquisitions          5,290,500        31,755           801,023                -               -          832,778
Stock issued to pay off debt           1,550,000         9,300           359,150                -               -          368,450
Net loss for the period                        -             -                 -       (1,170,518)              -       (1,170,518)

Balance at July 31, 2004              39,873,103     $ 239,239       $ 9,339,644      $(8,562,935)     $ (707,304)     $   308,644






The accompanying notes are an integral part of these consolidated financial statements.

                            IMPERIAL PETROLEUM, INC.
                      Consolidated Statements of Cash Flows
                For the Years Ended July 31, 2004, 2003 and 2002


                                       2004              2003           2002
Operating activities:
   Net loss                      $  (1,170,518)    $ (1,321,597)    $ (820,242)
   Adjustments to reconcile net loss
     to net cash provided by (used in)
     operating activities:
   Depreciation, depletion and
     amortization                      467,690                            -
   Expenses paid with common stock           -          764,696        242,554
   Loss (Gain) on sale and disposal
     of assets                         395,557                             -
   Write-offs and impairments                -          200,561         329,417
   Change in accounts receivable      (105,868)               -              -
   Change in accrued interest
     receivable                              -                -          25,435)
   Change in other assets               84,392                -               -
   Change in accounts payable         (102,170)          30,000          (9,542)
   Change in accrued expenses          957,825          189,791         195,190

        Net cash provided by (used in)
          operating activities         526,908         (136,549)        (88,058)


Investing activities:
   Purchase of oil & gas
     properties                         (11,578,191)    (42,020)              -
   Proceeds from notes receivable -
     related party                            3,798           -               -
   Proceeds from notes receivable -
     other                                        -           -          10,353
   Purchases of certificates of deposit    (375,000)          -               -
   Proceeds of sale of assets               175,000           -               -

        Net cash provided by (used in)
          investing activities        $ (11,774,393)  $ (42,020)    $    10,353





The accompanying notes are an integral part of these consolidated financial statements.

33

                            IMPERIAL PETROLEUM, INC.
                      Consolidated Statements of Cash Flows
                For the Years Ended July 31, 2004, 2003 and 2002


                                         2004           2003          2002

Financing activities:
  Proceeds from notes payable      $ 13,260,978        $200,000     $         -
  Payments on notes payable            (884,031)              -               -
  Proceeds from notes payable -
    related party                        33,100               -          79,500
  Payments on notes payable -
    related party                       (75,229)        (24,300)              -
  Payments of deferred financing
    costs                            (1,297,333)              -               -
  Proceeds from sale of stock           210,000               -               -

      Net cash provided by
        financing activities     $   11,247,485         175,700          79,500


       Net change in cash and
         cash equivalents                     -          (2,869)          1,795

Cash and cash equivalents,
  beginning of year                           -           2,869           1,074

Cash and cash equivalents,
  end of year                       $         -     $         -    $      2,869

Supplemental disclosures of cash flow information:
  Cash paid during the period for
    Interest                    $       181,151     $         -    $          -
    Income taxes                              -               -               -

Supplemental schedule of non-cash investing and financing activities:
  Stock issued for fixed assets         720,000     $ 1,287,790    $          -
  Stock issued for services
    and interest                              -         764,696         242,554
  Stock issued for investment                 -               -         377,403
  Impairments and write-offs                  -         172,367         329,417
  Stock issued to extinguish debt       140,305       1,009,385         103,496
  Stock issued to extinguish
    accrued expenses                    228,145


     Total                     $      1,088,450     $ 3,234,238      $1,052,870





The accompanying notes are an integral part of these consolidated financial statements.

                            IMPERIAL PETROLEUM, INC.
                   Notes to Consolidated Financial Statements


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Organization

     Imperial Petroleum, Inc. (the "Company"), a publicly held corporation, was organized under the laws of the state of Nevada.

     The Company's principal business consists of oil and gas exploration and production in the United States. The Company, through its wholly owned subsidiary, Ridgepointe Mining Company is attempting to obtain capital, continue testing, defining and developing mineral reserves on mining claims it owns or operates in the southwestern and western United States. The Company had no mining activity during 2004.

     The Company has been engaged, through its wholly owned subsidiary Imperial Environmental Company, in developing and marketing water filtration systems to municipalities.

     Basis of Presentation

     The July 31, 2004, 2003 and 2002 financial statements include the accounts of the Company and its wholly owned subsidiaries, Ridgepointe Mining Company, Premier Operating Company, I. B. Energy, Inc., LaTex Resources International, Inc., and Imperial Environmental Company(formerly Phoenix Metals, Inc.) and its proportionate share of the assets, liabilities, revenues and expenses of Powder River Basin Gas Corporation(PRBGC), for which the company was the majority owner for the year ended July 31, 2003. The Company sold its controlling interest in PRBGC during fiscal 2004. All significant inter-company accounts and transactions have been eliminated in consolidation.

     Acquisition of Assets from Warrior Resources, Inc.

     On January 16, 2004, the Company completed its acquisition of oil and gas working interests from Warrior Resources, Inc. ("Warrior"). The Company completed this acquisition to further its plan for re-entry into the oil and gas industry. The properties were acquired in exchange for assumption of certain Warrior senior bank debt of approximately $3.65 million, extinguishment of notes payable to the Company of $1.7 million, assumption of certain trade payables in the amount of $0.58 million and the issuance of 2 million shares of the Company's common stock valued at $0.3 million. The total consideration for this acquisition was $6,230,000. There was no goodwill or intangible assets recorded as a result of this transaction.

      Following is a condensed balance sheet reflecting the changes resulting from the transaction:

                              Oil and gas properties        $6,230,000
                              Notes receivable              (1,700,000)

                              Total assets                  $4,530,000
                                                            ==========

                              Accounts payable             $   580,000
                              Notes payable                  3,650,000
                              Common stock                     300,000
                                                          ------------

                              Total liabilities and equity  $4,530,000
                                                            ==========


     Acquisition of Assets from Hillside Oil & Gas LLC

     On January 16, 2004, The Company completed its acquisition of oil and gas working interest from Hillside Oil & Gas LLC ("Hillside"). The Company completed this acquisition to further its plan for re-entry into the oil and gas industry. The properties were acquired in exchange for cash of $4.6 million from the Company's credit line to pay Hillside's senior lender, assumption of notes payable on equipment of $0.3 million, $0.168 million payment at closing, assumption of $0.348 million in trade accounts payable, issuance of a note payable in the amount of $0.324 million, secured by 1 million shares of the Company's common stock. The total consideration for this acquisition was $5,416,000. There was no goodwill or intangible assets recorded as a result of this transaction.

     Following is a condensed balance sheet reflecting the changes resulting from the transaction:

                              Cash                           $ (168,000)
                              Oil and gas properties          5,416,000
                                                            -----------
                              Total assets                  $ 5,248,000
                                                            ===========

                              Accounts payable              $   348,000
                              Credit line                     4,600,000
                              Notes payable                     300,000
                                                           ------------
                              Total liabilities and equity  $ 5,248,000
                                                            ===========

     Acquisition and Sale of Powder River Basin Gas Corporation

     Pursuant to a Stock Exchange Agreement dated May 5, 2003 (the "Stock Exchange Agreement") between Imperial Petroleum, Inc. and the Powder River Basin Gas Corporation ("PRBGC"), the Powder River stockholders agreed to exchange (the "Powder River Exchange Transaction") an aggregate of 25,385,000 shares of the common stock of Powder River, representing 55% of the issued and outstanding common stock of Powder River, for a total of 2,400,000 restricted and 250,000 un-restricted free trading shares of the Company's common stock representing approximately 10% of the Company's resulting issued and outstanding common stock. The business combination was accounted for using the purchase method of accounting. As a result, Powder River became a consolidated subsidiary of the

     Company. The results of Powder River's operations have been included in the consolidated financial statements for the year ended July 31, 2003.

     In December 2004, the Company sold its controlling interest in PRBGC for $175,000 in cash and retained a 1/8th carried interest in the development of the properties and 1.5 million shares of PRBG common stock.

     PRBGC was incorporated in the state of Colorado on June 13, 2001. In a reverse acquisition dated September 5, 2001, PRBGC was acquired by Celebrity Sports Network, Inc. Celebrity Sports Network, Inc. was incorporated in Colorado on August 27, 1999. At the time of the reverse acquisition, the Company changed its name from Celebrity Sports Network, Inc. to Powder River Basin Gas Corporation. The Company issued 9,000,000 shares of common stock for all the issued and outstanding stock of PRBGC; thus, making PRBGC a wholly-owned subsidiary of the Company. The Company issued 9,000,000 shares of common stock for the receipt of 9,000,000 shares of PRBGC, therefore, an adjustment to the shares outstanding was necessary to reflect the other shareholders of the Company at the time of acquisition. No goodwill was recorded in the acquisition, and the purchase method of accounting was used in recording the business combination.


     Powder River Basin Gas Corp is an oil and gas exploration company that is engaged in the evaluation and development of coal bed methane reserves as well as shallow oil reserves within the Powder River Basin in the State of Wyoming. The Company hoped to develop these properties but subsequently changed its objective with respect to these holdings. On December 17, 2003, the Company reached an agreement to sell most of its interest in Powder River.

     The purchase was valued at $540,000 based on the average trading value of Imperial Petroleum's issuance of 2,650,000 shares of common stock at acquisition, resulting in its 55% stake in Powder River Basin Gas Corp.

     The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

                                              At May 16, 2003
      Current assets                          $         2,555
      Property, plant and equipment                 1,284,251

          Total assets acquired                     1,286,806

      Current liabilities                             499,518
      Long-term debt                                        -
            Total liabilities assumed                 499,518

          Net assets acquired                   $     787,288


     On December 17, 2003, the Company sold its controlling interest (23,885,000 shares) in Powder River for $175,000 in cash, a 12.5% carried working interest in the properties owned by Powder River and retained 1.5 million shares of Powder River common stock and a note receivable from Powder River of $47,677. The sale resulted in a net loss of $395,557 and resulted in the Company retaining approximately a 3% ownership of Powder River recorded at a cost of $36,506 at July 31, 2004.

     Acquisition of Imperial Petroleum, Inc.

     Pursuant to an Agreement to Exchange Stock and Plan of Reorganization dated August 27, 1993 (the "Stock Exchange Agreement"), between Imperial Petroleum, Inc. ("Imperial"), Glauber Management Company, ("Glauber Management"), Glauber Valve Co., Inc., ("Glauber Valve"), and the Ridgepointe Stockholders, the Ridgepointe Stockholders agreed to exchange (the "Ridgepointe Exchange Transaction") a total of 12,560,730 shares of the common stock of Ridgepointe Mining Company, representing 100% of the issued and outstanding common stock of Ridgepointe, for a total of 12,560,730 shares of newly issued shares of Imperial's common stock representing 59.59% of Imperial's resulting issued and outstanding common stock. The one-for-one ratio of the number of shares of Imperial's common stock exchanged for each share of Ridgepointe common stock was determined through arms length negotiations between Imperial and the majority stockholders of Ridgepointe. As a result, Ridgepointe became a wholly owned subsidiary of Imperial. As a condition to the Ridgepointe Exchange Transaction, Imperial received and canceled 7,232,500 shares of its Common Stock from Glauber Management and received 100,000 shares of the common stock of Tech-Electro Technologies, Inc. from an affiliate of Glauber
     Management and Glauber Valve. In addition, Glauber Management or Glauber Valve, or their affiliates, transferred to Imperial 75,000 shares of common stock of Chelsea Street Holding Company, Inc.

     Development Stage

     The Company became a development stage company in 1993 when it acquired Ridgepointe Mining Company and focused its efforts toward mining, eventually divesting its oil and gas properties. The Company is pursuing its re-entry into the oil and gas industry and thus remained a development stage company until it completed its acquisitions in 2004. As a result of the acquisitions of assets from Warrior Resources, Inc. and Hillside Oil & Gas LLC, the Company will no longer be a development stage company beginning with its year ended July 31, 2004.

     Financial Condition

     The Company's financial statements for the year ended July 31, 2004 have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company incurred net losses of $1,170,518, $1,321,597, and $820,242 for the years ended July 31, 2004, 2003 and 2002, respectively, and as of July 31, 2004 has an accumulated deficit of $8,562,935.

     Management Plans to Continue As A Going Concern

     The Company believes that it has sufficient financing under its existing $18.65 million debt facility and sufficient cash flow from operations to continue as a going concern. As of July 31, 2004 the Company had incurred debt under the facility of $13.34 million to acquire its oil and gas properties. During 2004, the Company's oil and gas interests provided positive cash flow of $0.53 million before debt service, taxes, depreciation, depletion and amortization.

     Subsequent to year end, the Company has announced a merger agreement with United Heritage Corporation in which UHCP will acquire the Company in an exchange of common stock on the basis of 1 share of UHCP for each 3 shares of the Company. Management of the Company will become the management of UHCP after the merger. In connection with the merger, the Company has received a letter of intent to provide $10.0 million in new equity to the combined entity for use to reduce debt and develop the combined entity's oil and gas assets. UHCP has substantial oil and gas reserves that are primarily undeveloped. Its operations are in New Mexico and southwest Texas. Management continues to pursue other acquisitions and merger opportunities.

     Use of Estimates

     The presentation of financial statements in conformity with generally accepted U.S. accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates of oil and gas reserves are inherently imprecise and may change materially in the near term.

     Cash and Cash Equivalents

     For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

     Accounts Receivable

     Bad debts on receivables are evaluated periodically and charged to expense in the year the receivable is determined uncollectible, therefore, no allowance for doubtful accounts is included in the financial statements. During 2004, 2003 and 2002 the Company charged off $0, $120,364, and $27,167 respectively.

     Fair Value of Financial Instruments

     Fair values of cash and cash equivalents, investments and short-term debt approximate their carrying values due to the short period of time to maturity. Fair values of long-term debt are based on quoted market prices or pricing models using current market rates, which approximate carrying values.

     Investments

     The equity method of accounting is used for all investments in associated companies in which the Company's interest is 20% or more. Under the equity method, the Company recognizes its share in the net earnings or losses of these associated companies as they occur rather than as dividends are received. Dividends received are accounted for as a reduction of the investment rather than as dividend income. The investments are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the investment may not be recoverable.

     Management Fees

     The Company received management fees from Warrior Resources, Inc. Warrior Resources, Inc. is under common control of the Company. On January 16, 2004 the Company acquired all of the assets and certain liabilities of Warrior Resources, Inc. During 2004, 2003 and 2002, the Company earned $74,000,
     $94,000, and $0 respectively in management fees as reflected in other income. The payment of management fees terminated with the closing of the acquisition.

     Concentrations of Credit Risk

     Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable.

     The Company's cash is deposited in two financial institutions. Cash and certificates of deposit at banks are insured by the FDIC up to $100,000. At times, the balances in these accounts may be in excess of federally insured limits. At times, the balances in these accounts may be in excess of federally insured limits.

     The Company currently operates in the oil and gas industry. The concentration of credit risk in a single industry affects the Company's overall exposure to credit risk because customers may be similarly affected by changes in economic and other conditions. The Company's major purchasers of its oil and gas during 2004 were Plains Marketing, Duke Energy and Navajo Refining accounting for 17.1%, 18.1% and 12.5 % or revenues respectively.


     Revenue Recognition

     The Company's consolidated financial statements are prepared using the accrual method of accounting. The Company recognizes revenues based on actual volumes of oil and gas sold to customers.

     Oil and Gas Properties

     The Company follows the full cost method of accounting for oil and gas properties. Accordingly, all costs associated with acquisition, exploration, and development of oil and gas reserves, including directly related overhead costs, are capitalized. All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves. Investments in unproved properties and major development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

     In addition, the capitalized costs are subject to a "ceiling test," which basically limits such costs to the aggregate of the "estimated present value," discounted at a 10-percent interest rate of future net revenues from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair market value of unproved properties.

     Sales of proved and unproved properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in income.

     Other Property and Equipment

     Property and equipment are stated at cost. Depreciation is computed by the straight-line method over the estimated useful lives of assets. Expenditures which significantly increase values or extend useful lives are capitalized. Expenditures for maintenance and repairs are charged to expenses as incurred. Upon sale or retirement of property and equipment, the cost and related accumulated depreciation and depletion are eliminated from the respective accounts and the resulting gain or loss is included in current earnings.

     Mining exploration costs are expensed as incurred. Development costs are capitalized. Depletion of capitalized mining costs will be calculated on the units of production method based upon current production and reserve estimates when placed in service.

     Long-Lived Assets

     Long-lived assets to be held and used or disposed of other than by sale are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. When required, impairment losses on assets to be held and used or disposed of other than by sale are recognized based on the fair value of the asset. Long-lived assets to be disposed of by sale are reported at the lower of its carrying amount of fair value less cost to sell.

     Amortization of Financing Fees

     Deferred financing fees are amortized ratably over the term of the related debt. Amortization expense for 2004, 2003 and 2002 was $234,241, $0 and $0, respectively.

     Income Taxes

     Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of change in tax rates is recognized in income in the period that includes the enactment date.

     Loss Per Common Share

     Loss per common share is computed based upon the weighted average common shares outstanding. Outstanding warrants are excluded from the weighted average shares outstanding since their effect on the earnings per share calculation is anti-dilutive.

     Reclassification

     Certain amounts in the 2002 and 2003 consolidated financial statements were reclassified in 2004.

     Recent Accounting Pronouncements

     Statement 143: This statement addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs.

     This Statement requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset.

     This standard was implemented by the Company in its July 31, 2004 consolidated financial statements.

     Statement 150: In May 2003, the FASB issued Statement of Financial Accounting Standards No. 150 "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("SFAS 150"). SFAS 150 established standards for classification and measurement in the statement of financial position of certain financial instruments with characteristics of both liabilities and equity. It requires classification of a financial instrument that is within its scope as a liability (or an asset in some circumstances). SFAS 150 is effective for financial instruments entered into or modified after May 31, 2003, and otherwise is effective at the beginning of the first interim period beginning after September 15, 2003. The adoption of SFAS 150 did not have an impact on the Company's financial position or results of operations.

     SFAS 123R: On December 16, 2004, the Financial  Accounting  Standards Board
     (FASB) issued FASB Statement No. 123 (revised 2004), Share-Based Payment which is a revision of FASB Statement No. 123, Accounting for Stock-Based Compensation. Statement 123(R) supercedes APB opinion No. 25, Accounting for Stock Issued to employees, and amends FASB Statement No. 95, Statement of Cash Flows. Generally, the approach in Statement 123(R) is similar to the approach described in Statement 123. However, Statement 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. Pro forma disclosure is no longer an alternative. The provisions of this statement become effective for our year-ended July 31, 2005. Management does not believe this statement will impact our consolidated financial statements.

2.   PROPERTY, PLANT and EQUIPMENT

     The Company's property, plant and equipment consist of the following:

                                               2004                     2003
            Oil and gas properties         14,817,570             $  1,389,067
            Mining claims                      74,800                   74,800
            Oil and gas equipment             254,850                        -
            Mine development costs             32,634                   32,634
            Acquisitions in progress                -                  980,211
            Impairment reserve                (65,674)                 (65,674)

      Total                                   $15,114,180         $  2,411,038

     The Company has not completed or updated the necessary reserve studies of its mining claims to determine the metal content of the reserves and the related future production costs which affect the recoverability of the capitalized costs. In addition, the Company's going concern issues in the past, lack of capital for mining and other factors led management to recognize an impairment reserve to reduce the carrying value to management's estimate of the amount recoverable upon ultimate disposition. The Company intends to continue to hold and use the impaired mining assets.

     The Company accounts for its oil and gas properties under the full cost method. The companies capitalized costs for oil and gas properties result from its 2003 acquisitions of Powder River Basin Gas Corp. and an interest in the Bovina field in Warren County, Mississippi and its 2004 acquisitions of the Warrior Resources, Inc., Hillside Oil & Gas LLC, Caltex/Apache and Coquille Bay acquisitions. In December 2003, the Company completed the sale of its controlling interest in Powder River Basin Gas Corp.

     3. INCOME TAXES

     Provisions for income taxes are as follows:

                                    2004              2003               2002
                                                (in thousands)
      Current:
        Federal                 $      -           $     -           $      -
        State                          -                 -                  -
                               ---------          --------          ---------
                                $      -           $     -           $      -

      Deferred:
        Federal                 $      -           $     -           $      -
        State                          -                 -                  -
                               ---------           -------           --------

                                $      -           $     -           $      -

     Income taxes differed from the amounts computed by applying the U.S. federal tax rate as a result of the following:
                                                     2004      2003       2002
                                                          (in thousands)
            Computed "expected" tax expense
            (benefit)                           $  (378) $   (449)    $  (279)
            State income taxes net of federal
            benefit                                   -         -           -
            Increase(Decrease) in valuation
            allowance for deferred tax assets       378       449         279
               Other                                  -         -           -

           Actual income tax expense            $     -  $      -     $     -

     While  the  Company  has not  filed  its  tax  returns,  following  are the
     estimated  tax  effects  of  temporary   differences   that  give  rise  to
     significant portions of the deferred tax assets and liabilities:

                                                      2004      2003      2002
                                                            (in thousands)
              Deferred tax liabilities:
              Property, plant and equipment        $     -  $      -    $    -
              Other                                      -         -         -

        Total deferred tax liabilities                   -         -         -

      Deferred tax assets:
                Unrealized loss on securities          707       707       707
          Net operating losses                       2,242     1,864     1,415
                Other                                    -         -         -

               Total deferred tax assets             2,949     2,571     2,122
               Valuation allowance                  (2,949)   (2,571)   (2,122)

                Net deferred tax assets                  -         -         -


                Net deferred tax asset
                  (liability)                   $       -  $       -   $     -


     A valuation allowance is required when it is more likely than not that all or a portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon future profitability. Accordingly, a valuation allowance has been established to reduce the deferred tax assets to a level which, more likely than not, will be realized.

     The Company has estimated net operating loss (NOL) carryforwards to offset its earnings of approximately $6,600,000. If not utilized, the net operating losses will expire in varying amounts from 2015 to 2024. Due to recurring losses and a lack of funding the Company has not been filing its tax returns. Provisions for current and deferred taxes are estimated using known facts.

4.   NOTES PAYABLE

                                                             2004        2003

       Gary S. Williky, unsecured promissory note,
       dated November 24, 1997, principal due on
       demand plus interest at 9.0%                     $  15,912   $   40,000

       Thomas J. Patrick, unsecured promissory note,
       dated December 18, 1997, principal due on
       demand plus interest at 8.5%                        23,314       40,000

       Note payable to individuals, currently
       due, including interest at 8%. (Related                  -      200,000
       to PRVB, retired with sale)

       Note payable to a company, due in total
       January 2002, including interest at 10%, retired         -       86,400

       Note payable to an individual, due in total
       January 2003, including interest at 12%, retired         -       25,000

       Note payable to an individual, due in total
       May 2003, including interest at 10%, retired             -       40,000

       Convertible debenture to a company, due in
       total by conversion of stock, including
       interest at 6%.
       (Related to PRVB, retired with sale)                     -      260,000

       Hillside promissory note, dated January 16, 2004,
       principal due on demand plus interest at 8%.
       Collateralized by 1,000,000 shares of the
       Company's common stock held.                       265,140            -

       Equipment note due a Bank, dated 03/01/01,
       payments assumed 1/16/04, principal due on
       demand plus interest at a variable rate at 5.5%
       as of 7/31/04.  Collateralized by a workover
       rig and certain vehicles.                          211,954            -

       Note Payable to a Bank, subordinated debt due
       1/16/08, monthly. Interest due in-kind at 4%.
       Collateralized by the oil and gas properties and
       certain assets of the Company on a 2nd mortgage.  650,000             -

             Total                                     1,166,320       691,400

              Less:  current portion                     516,320       691,400

      Long-term notes payable                      $     650,000    $        -


Current maturities of notes payable are as follows:

                                          7/31/05          $    516,320
                                          7/31/06                     -
                                          7/31/07                     -
                                          7/31/08               650,000
                                          7/31/09                     -
                                          Thereafter                  -
                                                          -------------
                                          Total           $  1,166,320


          NOTES PAYABLE - RELATED PARTY


                                                       2004                2003
          H. N. Corporation - 9.0% demand note     $      -       $     110,473
          Officer - 10.0% demand note               106,462             111,845
          Officer - 7.5% demand note                 72,850              72,850
          Officer - 9.0% demand note                339,238             446,349

                                                $   518,550        $   741,517


     During the year, Wilson exercised 1,200,000 warrants for 1,200,000 shares of restricted common stock valued at $228,145 resulting in a decrease of the note and accrued interest payable. The Company settled the balance of the HN Corp note payable by the issuance of 350,000 shares of restricted common stock valued at $76,450. The outstanding notes are collateralized by oil and gas properties and certain assets of the Company on a 3rd mortgage.

     The Company maintains a revolving line of credit agreement with a lending institution totaling $18 million. The Company had $12,688,469 and $0 in outstanding advances as of July 31, 2004 and 2003 respectively. The line of credit provides for interest at the rate of the prime rate plus 8% due January 15, 2007, secured by the oil and gas properties and certain assets of the Company.

5.   RELATED PARTY TRANSACTIONS

     The Company has entered into transactions with its chief executive officer, Jeffrey T. Wilson and a Company owned and controlled by Mr. Wilson, H.N. Corporation. For 2004 and 2003 the Company has accrued an annual salary of $140,750 and $109,500, respectively, for Mr. Wilson. The Company, from time to time, has also entered into loans with its directors, stockholders and related companies.

     During 2004, the Company acquired the assets and certain liabilities of Warrior Resources, Inc., an affiliate, pursuant to an Asset Acquisition Agreement and Proxy Solicitation approved by the Warrior shareholders. As a result of the transaction, the Company paid off Warrior's bank debt of $3,678,540, extinguished a note receivable from Warrior in the amount of $1,696,210, assumed accounts payable obligations of Warrior in the amount of $313,607 and issued 2,000,000 shares of the Company's restricted common stock to Warrior valued at $300,000. The total consideration paid for the Warrior acquisition was $6,230,000.

     During 2003, the Company issued stock valued at $683,745 and advanced $14,000 in payments of obligations of Warrior Resources, Inc., an affiliate, pursuant to an acquisition of an interest in certain of its oil and gas properties.

6.   ASSET RETIREMENT OBLIGATION

     Effective January 1, 2003, the Company implemented the requirements of SFAS
     143. Among other things, SFAS 143 requires entities to record a liability and corresponding increase in long-lived assets for the present value of material obligations associated with the retirement of tangible long-lived assets. Over the passage of time, accretion of the liability is recognized as an operation expense and the capitalized cost is depleted over the estimated useful life of the related asset. Additionally, SFAS No. 143 requires that upon initial application of these standards, the Company must recognize a cumulative effect of a change in accounting principle corresponding to the accumulated accretion and depletion expense that would have been recognized had this standard been applied at the time the long-lived assets were acquired or constructed. The Company's asset retirement obligations relate primarily to the plugging, dismantling and removal of wells drilled to date.

     Using a credit-adjusted risk free rate of 6%, and estimated useful life of wells ranging from 30-40 years, and estimated plugging and abandonment cost ranging from $5,000 per well to $10,000 per well, the Company has recorded a non-cash fixed asset addition and associated liability related to its property acquisitions of $230,793. Oil and gas properties were increased by $230,793, which represents the present value of all future obligations to retire the wells at January 16, 2004. A corresponding obligation totaling $230,793 has also been recorded as of January, 2004.

     For the period ended July 31, 2004, the Company recorded accretion expenses of $11,965 associated with this liability. These expenses are included in interest expense in the consolidated statements of operations.

7.   LITIGATION, COMMITMENTS AND CONTINGENCIES

     The Company is a named defendant in lawsuits, is a party in governmental proceedings, and is subject to claims of third parties from time to time arising in the ordinary course of business. While the outcome of lawsuits or other proceedings and claims against the Company cannot be predicted with certainty, management does not expect these matters to have a material adverse effect on the financial position of the Company.

     The Company's Chief Executive Officer is a guarantor of a note payable of AQ Technologies. The approximate amount of this guarantee at July 31, 2004 and 2003 is $0 and $65,000 respectively. The Company has been servicing the note due to AQ Technologies' inability to do so. Monthly payments, including principal and interest, under this note are $2,521. During 2003 it was determined that the amounts previously paid under the guarantee would not be collectible and a $120,364 charge off resulted.

     The Company acquired certain accounts payable from Warrior in the amount of $313,607 and Hillside in the amount of $378,861 as a result of the acquisitions of the assets of each. Nearly all of the trade accounts payable were delinquent when acquired. During 2004, the Company reduced the trade accounts payable of Warrior and Hillside to $22,221 and $142,603 respectively through payments and settlements of accounts. The Company continues to negotiate settlements with vendors on these old accounts when available.

     The Company has accrued revenue payable in legal and petty suspense accounts in the amount of $55,257 and $3,110 respectively as of July 31, 2004. The Company has continued to research owner account information in order to properly distribute legal suspense accounts in the normal course of business.

     The Company has a plugging liability for oil and gas operations in the various states in the amount of $230,793. The Company has plugging bonds posted with the state regulatory agencies in the amount of $350,000 to offset the cost of plugging wells in the future.

     The Company, through its predecessor in interest, was named a defendant in a class action lawsuit seeking damages by the plaintiffs for inadequate development of the Moss Unit located in Panola county, Texas. The plaintiffs sought unspecified damages. The lawsuit was settled subsequent to year-end through the execution of a farmout agreement with a company nominated by the plaintiffs to drill additional wells in the Unit. The Company retained an over-riding royalty interest in the farmout wells to be drilled and all rights to its existing proration unit surrounding the Moss well, as well as $132,500 as consideration for executing the farmout. Three additional producing wells have subsequently been drilled in the Unit.

     The Company, through its predecessor in interest, was named with others in a breach of its duties to act as a reasonably prudent operator in the development of the Crump Gas Unit in Panola county, Texas. The Crump Unit encompasses the Company's Mittie Horton well. The Plaintiff is seeking a cancellation of the lease for failure to produce hydrocarbons in paying quantities or alternatively to establish a lien against the leasehold to secure payment of plaintiff's damages resulting from the Company's failure to develop the property. The damages are unspecified. At year end July 31, 2004, no further discovery had occurred in the case. Subsequent to year end, the Company executed a farmout agreement with Burke Royalty, a co-defendant in the suit, regarding the acreage in question. Burke is negotiating with the plaintiffs to seek a settlement under which Burke would drill additional wells. Absent a settlement agreement between Burke and the plaintiffs on the Company's and others behalf, the Company intends to vigorously defend the lawsuit.

8.   INVESTMENTS IN WARRIOR RESOURCES, INC.

     During 1999 the Company acquired a stake in Warrior Resources, Inc. which was recorded as an investment under the cost method. Through an exchange transaction in 2002 the Company had a 32% interest (33,586,473 shares with an undiscounted trading value of $69,805), exceeded the 20% ownership threshold and has the ability to significantly influence the investee, requiring a change to the equity method of accounting. A change to the equity method of accounting from the cost method of accounting for an investment requires a retroactive adjustment by the investor to its investment, results of operations, and retained earnings in a manner consistent with the step-by-step acquisition of a subsidiary.

     Warrior Resources common stock is traded publicly on over-the-counter markets. Recurring losses and management representations of the investee provide evidence of impairment of this equity investment. Therefore, the impairment allowance required for equity investments under APB Opinion 18 yields a result which reduces the carrying amount of the equity investment to the lower market value as per quoted market prices, discounted for large block and lack of marketability discounts as applicable. Thus, the carrying value was unchanged from that when carried using the cost method of accounting for the investment but the results of operations are restated to reflect the change in the carrying value of the investment. For 2003, the investment presentation was changed to reflect the change from the cost method to the equity method. Impairment losses of $168,367 and $388,844 were recognized in 2003 and 2002 respectively.

      The carrying amount of the investment is as follows:
                                                             July 31, 2003

           Equity in investee net assets                      $  2,118,951
           Impairment allowance                                  2,078,647

                     Net carrying amount                      $     40,304


     During 2004, the Company completed its acquisition of the assets of Warrior Resources, Inc. and remaining costs were allocated to oil and gas properties. Condensed selected financial data of Warrior Resources (unaudited) is as follows:

                                                              July 31, 2003
                  Assets                                       $ 28,982,195
                  Liabilities                                     5,150,616

                     Net assets                                $ 23,831,579


                     Net income (loss)                        $  (5,314,100)

9.   STOCK WARRANTS

     The following schedule summarizes pertinent information with regard to the stock warrants for the years ended July 31, 2004, 2003 and 2002:

                               2004                 2003             2002
                            Weighted             Weighted          Weighted
                             Average              Average           Average
                      Shares    Exercise   Shares    Exercise  Shares   Exercise
                   Outstanding   Price   Outstanding  Price   Outstanding Price


Beginning of year   1,200,000   $   .25   1,300,000   $   .38      250,000   .25
    Granted         9,916,934       .01   3,700,000       .12    1,050,000   .47
    Exercised      (1,284,500)      .15  (2,600,000)      .25            -     -
    Forfeited               -         -           -         -            -     -
    Expired        (1,000,000)      .12  (1,200,000)      .25            -     -
End of year         8,832,434             1,200,000              1,300,000
Exercisable         8,832,434             1,200,000              1,300,000

Weighted average fair value
of warrants issued   $       -           $        -               $      -


     On July 31, 2004, the Company has 2,000,000 warrants exercisable at $.12 and 2,000,000 warrants exercisable at $.14 expiring 11/30/05 and 11/03/05, respectively and 4,832,434 exercisable at $.01, expiring on various dates on or after 1/16/07.

     During the years ended July 31, 2004, 2003 and 2002, the Company recorded $0 for services rendered related to warrants issued under the agreements.

10.  ACQUISITIONS IN PROGRESS

     As of July 31,  2003,  the  Company  had  $804,711,  $160,000  and  $15,500
     (totaling $980,211) invested in the acquisitions of Warrior Resources, Hillside Oil & Gas and Renovared Resources properties, respectively.

     As of July 31, 2004, the Company was involved in the acquisition of oil and gas properties from Renovared Energy Resources, Inc. in Kentucky. The Company has properly executed agreements to acquire oil and gas properties in the United States. Costs incurred pursuant to the acquisition are $15,500 and are presented in other assets at 7/31/04. The acquisition subsequently closed in December 2004 at a total cost of $18,000.

     Subsequent to year end, the Company agreed to acquire the interests owned by Royal-T Oil Co., Inc. the operator of the Coquille Bay Field. The acquisition closed in March 2005.

11.  LEASE OBLIGATIONS

     During 2004 the Company has a non-cancelable operating lease agreement for office space at its headquarters at 329 Main Street, Suite 801, Evansville, IN. The term of the agreement is 3 years from February 2004 and provides for monthly rent of $941.20. Total rental expense was $4,706 and $0 in 2004 and 2003, respectively.

                       Lease Rental Obligations

      Through 7/31/05                        $11,294
      Through 7/31/06                        $11,294
      Through 7/31/07                        $  6,588
                Lease agreement expires 2/28/07


12.  ACCRUED EXPENSES

     The Company has accrued expenses as of July 31 as follows:

                                                       2004            2003
            Revenue in suspense                $      58,368     $           -
            Accrued officer salary - CEO             140,750           109,500
            Accrued interest on notes                323,997           391,889
            Accrued Payroll Taxes                     38,673                 -

                                                   $ 561,788         $ 501,389

     During the years ended July 31, 2004, 2003 and 2002 the Company issued 1,550,000, 1,236,309, and 1,053,491 shares, respectively, of its restricted common stock to pay accrued interest, pay for services, and extend maturities of notes payable.

13.  PRIOR PERIOD ADJUSTMENTS

     Net income for 2003 has been adjusted to correct an error. The Company had recognized a gain on extinguishment of $808,508 as a result of its settlement of accrued officer salaries in exchange for warrants with its principal stockholder.

     This adjustment resulted in a decrease in net income for 2003 of $808,508 and an increase to additional paid in capital of $808,508.

     Net income for 2003 has been adjusted to correct an error. The Company had recognized a gain on extinguishment of $200,877 as a result of it settlement of a contract to deliver silica ore. This adjustment resulted in a decrease in net income for 2003 of $200,877 and an increase to additional paid in capital of $200,877.

14.  SUBSEQUENT EVENTS

     The Company has entered into a farm-out with EB Germany & Sons to farm-out its rights in Section 6 in the Bovina field .The farm-out agreement was extended until March 31, 2005 and has expired.

     On October 14, 2004 the Company signed a Merger Agreement with United Heritage Corporation wherein the Company would merger with and become a wholly-owned subsidiary of United Heritage on the basis of 1 share of UHCP common stock for each 3 shares of IPTM common stock. The merger has been extended through May 2005 and is waiting on completion of audits and approvals by the SEC and each company's shareholders.

     In November 2004, the Company closed the sale of its Duke Gold Mine to Warrior Resources, Inc., in connection with the change of control of Warrior to Universal Wire-line Equipment LLC, a company based in Tulsa, OK. The Company retained a 5% net smelter royalty in the mining property and shares of Warrior representing approximately 8% ownership.

     The Company is not currently in compliance with certain of the financial covenants of its loan agreements with its Senior Lender. The Company has been in discussions with its Senior Lender and believes it will receive a waiver of its prior covenant defaults.

                            IMPERIAL PETROLEUM, INC.
                            Supplemental Information
                                   (Unaudited)
                     Year Ended July 31, 2004, 2003 and 2002

Oil and Gas Related Costs                           2004        2003       2002
  Property acquisitions
  Proved                                       $15,072,420  $      -     $    -
  Unproved                                               -         -          -
  Less - proceeds from sales of properties               -         -          -
  Support equipment and facilities                       -         -          -

      Oil and gas related costs                 15,072,420         -          -

Results of Operations for Oil and Gas
Producing Activities
  Revenues                                       1,931,593   $     -    $     -
  Production costs and taxes                      (791,741)        -          -
  Depreciation, depletion and amortization        (233,449)        -          -

      Income from oil and gas
      producing activities                  $      906,403   $     -   $      -


The following table sets forth the Company's net proved oil and gas reserves at July 31, 2004 and the changes in net proved oil and gas reserves for the years then ended. Proved reserves represent the estimated quantities of crude oil and natural gas which geological and engineering data demonstrate with reasonable certainty to be recoverable in the future years from known reservoirs under existing economic and operating conditions. The reserve information indicated below requires substantial judgment on the part of the reserve engineers, resulting in estimates which are not subject to precise determination. Accordingly, it is expected that the estimates of estimates of reserves will change as future production and development information becomes available and that revisions in these estimates could be significant. Reserves are measured in barrels (bbls) in the case of oil, and units of one thousand cubic feet (MCF) in the case of gas.

                                                     Oil  (bbls)       Gas (MCF)
Proved reserves:
        Balance July 31, 2003                                 -               -
        Discoveries and extensions                            -               -
        Acquisitions                                    801,259      17,810,211
        Revisions of previous estimates                       -               -
        Production                                      (20,400)       (154,000)


 Proved reserves at July 31, 2004                       780,859      17,656,211

         Proved developed July 31, 2002                       -               -
         Proved developed July 31, 2003                       -               -
         Proved developed July 31, 2004                 728,349       6,081,731

All of the Company's reserves are located in the continental United States.

                            IMPERIAL PETROLEUM, INC.
                            Supplemental Information
                                   (Unaudited)
                     Year Ended July 31, 2004, 2003 and 2002

Standardized Measure of Discounted Future Net Cash Flows

                                     July 31, 2004  July 31, 2003  July 31, 2002

Future Cash Inflows                  $ 156,115,307     $        -    $         -
Future production costs and taxes       39,649,748              -              -
Future development costs                11,179,975              -              -
Future income tax expenses              24,500,360              -              -

Net future cash flows                   69,009,529              -              -
Discount at10%                         (35,401,889)             -              -

Discounted future net cash flows from
proved reserves                        $33,607,640              -              -

                                     July 31, 2004  July 31, 2003  July 31, 2002

Balance, beginning of year           $           -  $           -  $           -
Acquisitions                            45,927,467              -              -
Sales of oil and gas net of
production costs                        (1,139,852)             -              -
Discoveries and extensions                       -              -              -
Changes in prices and production
costs                                            -              -              -
Extensions, additions and discoveries            -              -              -
Revision of quantity estimates                   -              -              -
Development costs incurred                       -              -              -
Interest factor - accretion of discount          -              -              -
Net change in income taxes                       -              -              -
Changes in future development costs    (11,179,975)             -              -
Changes in production rates and other            -              -              -

Balance, end of year                  $ 33,607,640   $          -  $           -

Estimated future net cash flows represent an estimate of the net revenues from the production of proved reserves using current sales prices, along with estimates of the operating costs, production taxes and future development and abandonment costs (less salvage value) necessary to produce such reserves. The averages prices used at July 31, 2004 were $42.91 per barrel of oil and $6.94 per MCF of gas respectively. No deduction has been made for depreciation, depletion or any indirect costs such as general corporate overhead or interest expense. Operating costs and production taxes are estimated based on current costs with respect to producing gas properties. Future development costs are based on the best estimate of such costs assuming current economic and operating conditions. The estimates of reserve values include estimated future development costs that the Company does not currently have the ability to fund. If the Company is unable to obtain additional funds, it may not be able to develop its oil and natural gas properties as estimated in its July 31, 2004 reserve report.

The future net revenue information assumes no escalation of costs or prices. Future costs and prices could significantly vary from current amounts and, accordingly, revisions in the future could be significant.



SIGNATURES Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Imperial Petroleum, Inc.


Date: July 01, 2005                           /s/  Jeffrey T. Wilson
                                              ----------------------
                                            Jeffrey T. Wilson ,President
                                            and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1934, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated:


Signature                     Title                             Date


/s/  Jeffrey T. Wilson        President and Chief Executive
----------------------        Officer (Principal Executive
Jeffrey T. Wilson             Officer) and Director    June , 2005

CERTIFICATION
I, Jeffrey T. Wilson (President) certify that:

1. I have reviewed this annual report on Form l0-K of Imperial Petroleum, Inc.;

2. Based on my knowledge, this annual report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this annual report;

3. Based on my knowledge, the financial statements, and other financial information included in this annual report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this annual report;


4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in the Securities Act of 1934 Rules 13a-l4 and 15d-l4) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to me by others within those entities, particularly during the period in which this annual report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this annual report (the "Evaluation Date"); and

     c)  presented  in  this  annual  report  are  my   conclusions   about  the
     effectiveness of the disclosure controls and procedures based on my evaluation as of the Evaluation Date;

5. I have disclosed, based on my most recent evaluation, to the registrant's auditors and the audit committee of registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. I have indicated in this annual report whether there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of my most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.




Date: 07/01/05    By:  /s/ Jeffrey T. Wilson,  President & CEO



CERTIFICATION PURSUANT TO
18 U.S.C. SECTION 1350
AS ADOPTED PURSUANT TO
SECTION 906 OF THE SARBANES - OXLEY ACT OF 2002

In connection with the annual report of Imperial Petroleum, Inc. (the "Company") on Form l0-K for the year ended July 31, 2004, Jeffrey T. Wilson hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the SARBANES - OXLEY Act of 2002, that to the best of his knowledge:

1. The annual report fully complies with the requirements of Section 13(a) of the Securities Act of 1934; and

2. The information contained in the annual report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date: 07/01/05    By:  /s/ Jeffrey T. Wilson,  President & CEO